================================================================================


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER:                811-05443

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:  Calamos Investment Trust

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:            2020 Calamos Court,
                                                   Naperville
                                                   Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:             James S. Hamman, Jr.,
                                                   Secretary, Calamos Advisors
                                                   LLC, 2020 Calamos Court,
                                                   Naperville, Illinois 60563

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:(630) 245-7200

DATE OF FISCAL YEAR END: March 31, 2006

DATE OF REPORTING PERIOD: December 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                               VALUE
----------                                                        --------------
COMMON STOCKS (99.6%)
             CONSUMER DISCRETIONARY (17.4%)
10,100,000   Amazon.com, Inc.#@                                   $  476,215,000
 1,750,000   Black & Decker Corp.@                                   152,180,000
 1,300,000   Cheesecake Factory, Inc.#@                               48,607,000
 2,700,000   Chico's FAS, Inc.#@                                     118,611,000
 3,100,000   Coach, Inc.#@                                           103,354,000
11,300,000   eBay, Inc.#@                                            488,725,000
 1,600,000   Garmin, Ltd.                                            106,160,000
 4,950,000   Hilton Hotels Corp.@                                    119,344,500
   900,000   ITT Educational Services, Inc.#@                         53,199,000
 1,350,000   Jarden Corp.#@                                           40,702,500
 1,800,000   KB Home@                                                130,788,000
 1,050,000   Laureate Education, Inc.#@                               55,135,500
 3,200,000   Marriott International, Inc.@                           214,304,000
 2,800,000   Nordstrom, Inc.@                                        104,720,000
 4,000,000   Office Depot, Inc.#@                                    125,600,000
   800,000   Panera Bread Company#@                                   52,544,000
 1,200,000   Polo Ralph Lauren Corp.                                  67,368,000
 2,000,000   Pulte Homes, Inc.                                        78,720,000
   600,000   R.H. Donnelley Corp.#@                                   36,972,000
 1,500,000   Ryland Group, Inc.                                      108,195,000
12,000,000   Sirius Satellite Radio, Inc.#                            80,400,000
 2,800,000   Urban Outfitters, Inc.#@                                 70,868,000
 1,500,000   Weight Watchers International,
             Inc.#@                                                   74,145,000
 1,700,000   Wendy's International, Inc.@                             93,942,000
 1,200,000   Winnebago Industries, Inc.@                              39,936,000
 4,565,000   XM Satellite Radio, Inc.#@                              124,533,200
                                                                  --------------
                                                                   3,165,268,700
                                                                  --------------
             CONSUMER STAPLES (0.9%)
 2,600,000   CVS Corp.                                                68,692,000
 1,200,000   Whole Foods Market, Inc.                                 92,868,000
                                                                  --------------
                                                                     161,560,000
                                                                  --------------
             ENERGY (11.6%)
   450,000   Amerada Hess Corp.@                                      57,069,000
 2,900,000   Baker Hughes, Inc.@                                     176,262,000
 2,600,000   BJ Services Company@                                     95,342,000
   675,000   Cabot Oil & Gas Corp.@                                   30,442,500
 1,200,000   Cal Dive International, Inc.#@                           43,068,000
 1,200,000   CONSOL Energy, Inc.@                                     78,216,000
 1,000,000   Cooper Cameron Corp.#@                                   41,400,000
 1,500,000   Diamond Offshore Drilling, Inc.@                        104,340,000
 2,300,000   Global Industries, Ltd.#@                                26,105,000
 1,150,000   Grant Prideco, Inc.#@                                    50,738,000
   750,000   Holly Corp.@                                             44,152,500
   700,000   Hydril Company#@                                         43,820,000
   915,000   Kerr-Mcgee Corp.                                         83,136,900
 1,100,000   Nabors Industries, Ltd.#@                                83,325,000
   800,000   Newfield Exploration Company#                            40,056,000
 1,150,000   Occidental Petroleum Corp.@                              91,862,000
 2,200,000   Patterson-UTI Energy, Inc.                               72,490,000
 1,100,000   Peabody Energy Corp.@                                    90,662,000
   950,000   Pioneer Natural Resources Company                        48,706,500
 1,800,000   Range Resources Corp.@                                   47,412,000
 1,050,000   Tidewater Inc.@                                          46,683,000
   800,000   Unit Corp.#@                                             44,024,000
 3,200,000   Valero Energy Corp.@                                    165,120,000
 7,400,000   Weatherford International, Ltd.#@                       267,880,000
 1,000,000   Western Gas Resources, Inc.                              47,090,000
 2,400,000   Williams Companies, Inc.                             $   55,608,000
 2,900,000   XTO Energy, Inc.                                        127,426,000
                                                                  --------------
                                                                   2,102,436,400
                                                                  --------------
             FINANCIALS (9.1%)
   850,000   Alliance Capital Management
             Holding L.P.                                             48,016,500
 4,800,000   Ameritrade Holding Corp.@                               115,200,000
   850,000   Assurant, Inc@                                           36,966,500
 5,900,000   Charles Schwab Corp.@                                    86,553,000
   350,000   Chicago Mercantile Exchange Holdings, Inc.@             128,621,500
 2,000,000   CIT Group, Inc.@                                        103,560,000
 1,220,000   CompuCredit Corp.#@                                      46,945,600
 6,200,000   E*TRADE FINANCIAL Corp.#@                               129,332,000
   800,000   Franklin Resources, Inc.                                 75,208,000
 2,000,000   Janus Capital Group, Inc.@                               37,260,000
 1,501,000   Lehman Brothers Holdings, Inc.@                         192,383,170
   934,000   Loews Corp.                                              88,589,900
 2,200,000   Moody's Corp.@                                          135,124,000
 3,400,000   NASDAQ Stock Market, Inc.#@                             119,612,000
 2,700,000   Principal Financial Group, Inc.@                        128,061,000
 1,700,000   Safeco Corp.                                             96,050,000
 1,200,000   T Rowe Price Group, Inc.                                 86,436,000
                                                                  --------------
                                                                   1,653,919,170
                                                                  --------------
             HEALTH CARE (13.9%)
 1,300,000   Alcon, Inc.@                                            168,480,000
   400,000   Alkermes, Inc.#@                                          7,648,000
   500,000   Allergan, Inc.@                                          53,980,000
 2,000,000   Applied Biosystems@                                      53,120,000
 2,100,000   Barr Pharmaceuticals, Inc.#                             130,809,000
   900,000   Bausch & Lomb, Inc.                                      61,110,000
   450,000   Biosite, Inc.#@                                          25,330,500
 1,500,000   C. R. Bard, Inc.                                         98,880,000
 3,400,000   Caremark Rx, Inc.#                                      176,086,000
 1,900,000   Community Health Systems, Inc.#                          72,846,000
 1,000,000   Covance, Inc.#@                                          48,550,000
   980,000   Dade Behring Holdings, Inc.@                             40,072,200
 4,500,000   Express Scripts, Inc.#@                                 377,100,000
 2,200,000   Genzyme Corp.#                                          155,716,000
 3,700,000   Gilead Sciences, Inc.#                                  194,731,000
 2,000,000   Hospira, Inc.#                                           85,560,000
 3,500,000   Humana, Inc.#@                                          190,155,000
   610,000   Intuitive Surgical, Inc.#@                               71,534,700
   850,000   Kyphon Inc.#@                                            34,705,500
 1,700,000   PDL BioPhama, Inc.#@                                     48,314,000
   874,000   Pharmaceutical Product Development, Inc.@                54,144,300
 1,000,000   ResMed Inc.#@                                            38,310,000
 1,300,000   Respironics, Inc.#                                       48,191,000
   590,000   TECHNE Corp.#@                                           33,128,500
 2,529,999   UnitedHealth Group, Inc.@                               157,214,138
   700,000   Ventana Medical Systems, Inc.#@                          29,645,000
 1,000,000   WellPoint, Inc.#@                                        79,790,000
                                                                  --------------
                                                                   2,535,150,838
                                                                  --------------
             INDUSTRIALS (8.1%)
   900,000   AMETEK, Inc.                                             38,286,000
 5,750,000   AMR Corp.#@                                             127,822,500
 2,200,000   C.H. Robinson Worldwide, Inc.@                           81,466,000
 2,900,000   Caterpillar, Inc.                                       167,533,000

               See accompanying Notes to Schedule of Investments

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                              VALUE
----------                                                       ---------------
 1,200,000   Chicago Bridge & Iron Company, NV                   $    30,252,000
   975,000   Corporate Executive Board Company@                       87,457,500
 2,000,000   Equifax Inc.@                                            76,040,000
 1,800,000   Goodrich Corp.@                                          73,980,000
 1,200,000   Herman Miller, Inc.@                                     33,828,000
   600,000   Jacobs Engineering Group, Inc.#@                         40,722,000
 1,200,000   JLG Industries, Inc.@                                    54,792,000
 2,400,000   Joy Global, Inc.@                                        96,000,000
 1,379,100   Monster Worldwide, Inc.#@                                56,294,862
   900,000   MSC Industrial Direct Company, Inc.@                     36,198,000
 2,000,000   Precision Castparts Corp.@                              103,620,000
 2,500,000   Rockwell Automation, Inc.@                              147,900,000
 1,500,000   Rockwell Collins, Inc.@                                  69,705,000
   800,000   Teledyne Technologies, Inc.#@                            23,280,000
 1,200,000   Thomas & Betts Corp.#                                    50,352,000
   850,000   Trinity Industries, Inc.                                 37,459,500
   500,000   UTi Worldwide, Inc.@                                     46,420,000
                                                                 ---------------
                                                                   1,479,408,362
                                                                 ---------------
             INFORMATION TECHNOLOGY (34.2%)
 6,944,444   Activision, Inc.#@                                       95,416,660
 8,200,000   Advanced Micro Devices, Inc.#@                          250,920,000
 5,000,000   Agilent Technologies, Inc.#                             166,450,000
10,700,000   Apple Computer, Inc.#                                   769,223,000
 5,900,000   BMC Software, Inc.#@                                    120,891,000
 4,200,000   Broadcom Corp.#@                                        198,030,000
 2,100,000   Cadence Design Systems, Inc.#@                           35,532,000
 2,500,000   CheckFree Corp.#@                                       114,750,000
 1,699,100   Citrix Systems, Inc.#@                                   48,900,098
 4,700,000   CNET Networks, Inc.#@                                    69,043,000
 1,700,000   Cognizant Technology Solutions Corp.#@                   85,595,000
 6,700,000   Compuware Corp.#                                         60,099,000
 2,200,000   Convergys Corp.#@                                        34,870,000
 1,100,000   Digital River, Inc.#@                                    32,714,000
   514,400   DST Systems, Inc.#@                                      30,817,704
 4,400,000   Electronic Data Systems Corp.@                          105,776,000
 2,000,000   Emulex Corp.#@                                           39,580,000
 1,400,000   F5 Networks, Inc.#@                                      80,066,000
 2,269,028   Freescale Semiconductor, Inc.#                           57,111,435
 1,500,000   Global Payments Inc.                                     69,915,000
 1,400,000   Google Inc.#@                                           580,804,000
 2,200,000   Harris Corp.@                                            94,622,000
10,000,000   Hewlett-Packard Company                                 286,300,000
 1,050,000   Hyperion Solutions Corp.#                                37,611,000
 4,600,000   Intersil Corp.@                                         114,448,000
 2,000,000   Iron Mountain, Inc.#@                                    84,440,000
 2,500,000   Jabil Circuit, Inc.#@                                    92,725,000
14,700,000   JDS Uniphase Corp.#@                                     34,692,000
 5,650,000   Juniper Networks, Inc.#@                                125,995,000
 9,300,000   LSI Logic Corp.#@                                        74,400,000
 4,300,000   Marvell Technology Group, Ltd.#@                        241,187,000
 2,500,000   MEMC Electronic Materials, Inc.#                         55,425,000
   800,000   MICROS Systems, Inc.#@                                   38,656,000
 1,400,000   MoneyGram International, Inc.@                           36,512,000
28,250,000   Motorola, Inc.                                          638,167,500
 4,800,000   National Semiconductor Corp.@                           124,704,000
   400,000   Netease.Com, Inc.#@                                      22,464,000
 2,500,000   NVIDIA Corp.#@                                      $    91,400,000
 4,000,000   Parametric Technology Corp.#@                            24,400,000
 2,000,000   Paychex, Inc.@                                           76,240,000
 3,300,000   Red Hat, Inc.#@                                          89,892,000
 3,300,000   Sandisk Corp.#@                                         207,306,000
11,800,000   Seagate Technology@                                     235,882,000
   900,000   SiRF Technology Holdings, Inc.#@                         26,820,000
 5,100,000   Tellabs, Inc.#                                           55,590,000
 1,100,000   Trimble Navigation, Ltd.#@                               39,039,000
 2,700,000   ValueClick, Inc.#@                                       48,897,000
   600,000   Websense, Inc.#@                                         39,384,000
 7,500,000   Western Digital Corp.#@                                 139,575,000
                                                                 ---------------
                                                                   6,223,277,397
                                                                 ---------------
             MATERIALS (1.0%)
   500,000   Martin Marietta Materials, Inc.                          38,360,000
   800,000   Potash Corporation of Saskatchewan, Inc.                 64,176,000
   800,000   Quanex Corporation@                                      39,976,000
   500,000   Vulcan Materials Company@                                33,875,000
                                                                 ---------------
                                                                     176,387,000
                                                                 ---------------
             TELECOMMUNICATION SERVICES (3.4%)
 4,200,000   America Movil, S.A. de C.V.@                            122,892,000
 2,600,000   American Tower Corp.#@                                   70,460,000
 2,500,000   Crown Castle International Corp.#@                       67,275,000
 5,000,000   NII Holdings, Inc.#@                                    218,400,000
 4,100,000   Sprint Nextel Corp.@                                     95,776,000
 1,100,000   Vimpel-Communications#@                                  48,653,000
                                                                 ---------------
                                                                     623,456,000
                                                                 ---------------
             TOTAL COMMON STOCKS
             (Cost $14,743,795,398)                               18,120,863,867
                                                                 ---------------

 PRINCIPAL
   AMOUNT                                                                VALUE
-----------                                                           ----------
SHORT-TERM INVESTMENTS (0.5%)
$26,301,000   Citigroup, Inc.
              4.110%, 01/03/06                                        26,294,995
 70,000,000   UBS Finance, Inc.
              4.290%, 01/03/06                                        69,984,016
                                                                      ----------
              TOTAL SHORT-TERM INVESTMENTS
              (Cost $96,279,011)                                      96,279,011
                                                                      ----------

  NUMBER OF
    SHARES                                                             VALUE
-------------                                                     --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (18.0%)
3,272,263,988   Bank of New York Institutional Cash Reserve
                Fund current rate 4.363% (Cost $3,272,263,988)     3,272,263,988
                                                                  --------------
TOTAL INVESTMENTS (118.1%)
(Cost $18,112,338,397)                                            21,489,406,866
                                                                  --------------
PAYABLE UPON RETURN OF SECURITIES LOAN (-18.0%)                   (3,272,263,988)
                                                                  --------------

                See accompanying Notes to Schedule of Investments

                                   GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

LIABILITIES, LESS OTHER ASSETS (-0.1%)                               (22,916,721)
                                                                 ---------------
NET ASSETS (100.0%)                                              $18,194,226,157
                                                                 ---------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

               See accompanying Notes to Schedules of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 NUMBER OF
  SHARES                                                                VALUE
----------                                                           -----------
COMMON STOCKS (98.7%)
             CONSUMER DISCRETIONARY (12.2%)
     8,500   Amazon.com, Inc.#@                                      $   400,775
    12,000   Carnival Corp.                                              641,640
     5,000   Centex Corp.@                                               357,450
    35,000   Comcast Corp.#@                                             908,600
    28,000   eBay, Inc.#@                                              1,211,000
     5,200   Federated Department Stores, Inc.                           344,916
     4,000   Fortune Brands, Inc.                                        312,080
     3,000   Harrah's Entertainment, Inc.                                213,870
    13,000   Hilton Hotels Corp.@                                        313,430
    45,000   Home Depot, Inc.                                          1,821,600
     3,000   KB Home@                                                    217,980
    13,000   Lowe's Companies, Inc.                                      866,580
    13,000   McDonald's Corp.                                            438,360
     6,000   McGraw-Hill Companies, Inc.                                 309,780
    13,000   Nike, Inc.                                                1,128,270
    17,600   Nordstrom, Inc.@                                            658,240
    15,000   Office Depot, Inc.#                                         471,000
     3,000   Omnicom Group, Inc.                                         255,390
     7,500   Staples, Inc.                                               170,325
    18,000   Starbucks Corp.#@                                           540,180
     4,000   Starwood Hotels & Resorts Worldwide, Inc.                   255,440
    15,000   Target Corp.                                                824,550
     6,000   Tiffany & Co.                                               229,740
    45,000   Time Warner, Inc.                                           784,800
    40,000   Walt Disney Company                                         958,800
     6,000   YUM! Brands, Inc.                                           281,280
                                                                     -----------
                                                                      14,916,076
                                                                     -----------
             CONSUMER STAPLES (10.0%)
    42,000   Altria Group, Inc.                                        3,138,240
    23,000   Coca-Cola Company                                           927,130
     8,000   Colgate-Palmolive Company                                   438,800
    20,000   CVS Corp.                                                   528,400
     8,500   Hershey Foods Corp.@                                        469,625
    19,000   Kroger Company#                                             358,720
    33,000   PepsiCo, Inc.                                             1,949,640
    32,000   Procter & Gamble Company                                  1,852,160
     3,500   Reynolds American, Inc.@                                    333,655
    34,000   Wal-Mart Stores, Inc.                                     1,591,200
    11,000   Walgreen Company@                                           486,860
     2,000   Whole Foods Market, Inc.                                    154,780
                                                                     -----------
                                                                      12,229,210
                                                                     -----------
             ENERGY (10.9%)
     8,000   Apache Corp.                                                548,160
     4,000   Baker Hughes, Inc.                                          243,120
     8,000   Burlington Resources, Inc.                                  689,600
    21,807   Chevron Corp.                                             1,237,983
    40,000   ConocoPhillips                                            2,327,200
    11,000   Devon Energy (Chevron) Corp.                                687,940
    65,000   Exxon Mobil Corp.                                         3,651,050
     4,500   Halliburton Company, Inc.                                   278,820
    11,000   Marathon Oil Corp.                                          670,670
    10,000   Nabors Industries, Ltd.#@                                   757,500
     5,000   Occidental Petroleum Corp.                                  399,400
     8,000   Schlumberger, Ltd.@                                         777,200
     9,000   Transocean, Inc.#                                           627,210
     8,000   Valero Energy Corp.                                         412,800
                                                                     -----------
                                                                      13,308,653
                                                                     -----------
             FINANCIALS (17.0%)
     4,000   Ace, Ltd.                                               $   213,760
     7,000   AFLAC, Inc.                                                 324,940
    16,000   American Express Company                                    823,360
    28,000   American International Group, Inc.                        1,910,440
     3,200   Ameriprise Financial, Inc.                                  131,200
     4,000   Apartment Investment and Management Company                 151,480
    52,000   Bank of America Corp.@                                    2,399,800
     7,500   Chubb Corp.                                                 732,375
    47,000   Citigroup, Inc.                                           2,280,910
     4,902   Countrywide Financial Corp.@                                167,599
     2,100   Federal Home Loan Mortgage Corp.                            137,235
    11,400   Federal National Mortgage Association                       556,434
     8,200   Franklin Resources, Inc.                                    770,882
    12,000   Golden West Financial Corp.                                 792,000
     6,000   Goldman Sachs Group, Inc.                                   766,260
     5,000   Hartford Financial Services Group, Inc.                     429,450
    15,216   J.P. Morgan Chase & Company                                 603,923
     8,500   Lehman Brothers Holdings, Inc.                            1,089,445
    11,000   Loews Corp.                                               1,043,350
     9,700   Merrill Lynch & Company, Inc.                               656,981
    14,000   Metlife, Inc.                                               686,000
    15,000   Moody's Corp.                                               921,300
     2,000   Progressive Corp.@                                          233,560
    11,000   Prudential Financial, Inc.                                  805,090
     6,000   Safeco Corp.                                                339,000
     8,000   St. Paul Travelers Companies, Inc.                          357,360
    20,000   Wachovia Corp.                                            1,057,200
     8,009   Washington Mutual, Inc.                                     348,392
                                                                     -----------
                                                                      20,729,726
                                                                     -----------
             HEALTH CARE (17.0%)
    23,000   Abbott Laboratories                                         906,890
    14,000   Aetna, Inc.                                               1,320,340
    17,500   Amgen, Inc.#                                              1,380,050
     7,000   Bausch & Lomb, Inc.                                         475,300
     7,000   Baxter International, Inc.                                  263,550
    12,000   Bristol-Myers Squibb Company                                275,760
     6,500   Cigna Corp.                                                 726,050
    12,000   Express Scripts, Inc.#@                                   1,005,600
    13,000   Genzyme Corp.#                                              920,140
    12,000   Gilead Sciences, Inc.#                                      631,560
     4,000   Guidant Corp.                                               259,000
     5,000   HCA, Inc.@                                                  252,500
     5,000   Humana, Inc.#@                                              271,650
    35,000   Johnson & Johnson                                         2,103,500
    13,000   Medtronic, Inc.                                             748,410
    13,000   Merck & Company, Inc.                                       413,530
    74,000   Pfizer, Inc.                                              1,725,680
    19,000   Quest Diagnostics, Inc.                                     978,120
    12,000   St. Jude Medical, Inc.#                                     602,400
    44,000   UnitedHealth Group, Inc.                                  2,734,160
    22,000   WellPoint, Inc.#                                          1,755,380
    21,000   Wyeth                                                       967,470
                                                                     -----------
                                                                      20,717,040
                                                                     -----------
             INDUSTRIALS (11.8%)
    23,000   Boeing Company                                            1,615,520

               See accompanying Notes to Schedule of Investments

                                 BLUE CHIP FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
  12,500    Burlington Northern Santa Fe Corp.                      $    885,250
   9,000    Caterpillar, Inc.                                            519,930
  17,000    Danaher Corp.                                                948,260
   8,000    General Dynamics Corp.                                       912,400
 126,000    General Electric Company                                   4,416,300
  14,000    Honeywell International, Inc.                                521,500
  19,000    Lockheed Martin Corp.                                      1,208,970
  15,000    Norfolk Southern Corp.                                       672,450
   4,500    Northrop Grumman Corp.@                                      270,495
  13,000    Raytheon Company                                             521,950
  10,000    United Parcel Service, Inc.                                  751,500
  20,000    United Technologies Corp.                                  1,118,200
                                                                    ------------
                                                                      14,362,725
                                                                    ------------
            INFORMATION TECHNOLOGY (14.7%)
  12,000    Advanced Micro Devices, Inc.#@                               367,200
  20,000    Apple Computer, Inc.#                                      1,437,800
  13,500    Automatic Data Processing, Inc.                              619,515
  47,000    Cisco Systems, Inc.#                                         804,640
  25,100    Corning, Inc.#                                               493,466
  30,000    Dell, Inc.#                                                  899,700
   7,500    Electronic Arts, Inc.#@                                      392,325
  25,000    EMC Corp.#                                                   340,500
   2,100    Google Inc.#                                                 871,206
  45,200    Hewlett-Packard Company                                    1,294,076
  86,500    Intel Corp.                                                2,159,040
   6,000    International Business Machines Corp.                        493,200
  90,000    Microsoft Corp.                                            2,353,500
  56,000    Motorola, Inc.                                             1,265,040
  12,000    NVIDIA Corp.#@                                               438,720
  25,000    QUALCOMM, Inc.                                             1,077,000
  37,500    Texas Instruments, Inc.                                    1,202,625
  36,000    Yahoo!, Inc.#@                                             1,410,480
                                                                    ------------
                                                                      17,920,033
                                                                    ------------
            MATERIALS (1.5%)
   8,000    Air Products and Chemicals, Inc.                             473,520
  17,000    Dow Chemical Company                                         744,940
   5,000    Nucor Corp.                                                  333,600
   3,700    Vulcan Materials Company                                     250,675
                                                                    ------------
                                                                       1,802,735
                                                                    ------------
            TELECOMMUNICATION SERVICES (1.6%)
  14,000    ALLTEL Corp.                                                 883,400
  45,674    Sprint Nextel Corp.                                        1,066,945
                                                                    ------------
                                                                       1,950,345
                                                                    ------------
            UTILITIES (2.0%)
   2,000    Constellation Energy Group, Inc.                             115,200
  29,000    Duke Energy Corp.                                            796,050
   2,500    Entergy Corp.@                                               171,625
   9,000    Exelon Corp.                                                 478,260
   4,500    FirstEnergy Corp.                                            220,455
   7,000    PG&E Corp.                                                   259,840
   9,000    TXU Corp.@                                                   451,710
                                                                    ------------
                                                                       2,493,140
                                                                    ------------
            TOTAL COMMON
            STOCKS
            (Cost $106,450,739)                                      120,429,683
                                                                    ------------

PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                            ----------
SHORT-TERM INVESTMENT (1.4%)
$1,668,000   Citigroup, Inc.
             4.110%, 01/03/06 (Cost $1,667,619)                       $1,667,619
                                                                      ----------

NUMBER OF
  SHARES                                                                VALUE
----------                                                          ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (10.2%)
12,472,898   Bank of New York Institutional Cash Reserve Fund
             current rate 4.363% (Cost $12,472,898)                   12,472,898
                                                                    ------------
TOTAL INVESTMENTS (110.3%)
(Cost $120,591,256)                                                  134,570,200
                                                                    ------------
PAYABLE UPON RETURN OF SECURITIES LOANED (-10.2%)                    (12,472,898)
                                                                    ------------
LIABILITIES, LESS OTHER ASSETS (-0.1%)                                  (100,758)
                                                                    ------------
NET ASSETS (100.0%)                                                 $121,996,544
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

@    Security, or portion of security, is on loan.

               See accompanying Notes to Schedules of Investments

                                   VALUE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS (99.1%)
                CONSUMER DISCRETIONARY (27.8%)
  210,000       Callaway Golf Company                               $  2,906,400
   65,000       Career Education Corp.#@                               2,191,800
   35,000       Carnival Corp.                                         1,871,450
   56,000       eBay, Inc.#@                                           2,422,000
   36,500       Expedia, Inc.#@                                          874,540
   25,000       Gannett Company, Inc.                                  1,514,250
  106,000       H&R Block, Inc.                                        2,602,300
   68,000       Harley-Davidson, Inc.@                                 3,501,320
   60,000       Home Depot, Inc.                                       2,428,800
   65,000       IAC/InterActiveCorp#@                                  1,840,150
   45,000       International Game Technology                          1,385,100
  102,000       Office Depot, Inc.#                                    3,202,800
   30,000       Omnicom Group, Inc.                                    2,553,900
  139,000       Time Warner, Inc.                                      2,424,160
   49,600       Walt Disney Company                                    1,188,912
                                                                    ------------
                                                                      32,907,882
                                                                    ------------
                CONSUMER STAPLES (8.2%)
   60,000       Coca-Cola Company                                      2,418,600
  150,000       Kroger Company#                                        2,832,000
   45,000       PepsiCo, Inc.                                          2,658,600
   38,000       Wal-Mart Stores, Inc.                                  1,778,400
                                                                    ------------
                                                                       9,687,600
                                                                    ------------
                ENERGY (5.0%)
   33,000       Anadarko Petroleum Corp.                               3,126,750
   78,000       Veritas DGC, Inc.#                                     2,768,220
                                                                    ------------
                                                                       5,894,970
                                                                    ------------
                FINANCIALS (25.2%)
   40,000       A.G. Edwards, Inc.                                     1,874,400
   73,000       American International Group,
                Inc.                                                   4,980,790
   25,000       Bank of America Corp.@                                 1,153,750
   80,000       Brown & Brown, Inc.                                    2,443,200
   28,500       Federal Home Loan Mortgage
                Corp.                                                  1,862,475
   54,000       Genworth Financial, Inc.                               1,867,320
   23,500       Goldman Sachs Group, Inc.                              3,001,185
   61,000       MBNA Corp.                                             1,656,150
   80,000       Merrill Lynch & Company, Inc.                          5,418,400
   87,000       UnumProvident, Corp.@                                  1,979,250
   85,000       Washington Mutual, Inc.@                               3,697,500
                                                                    ------------
                                                                      29,934,420
                                                                    ------------
                HEALTH CARE (8.7%)
  155,000       Bristol-Myers Squibb Company                           3,561,900
  150,000       King Pharmaceuticals, Inc.#                            2,538,000
   30,000       Pfizer, Inc.                                             699,600
   76,000       Wyeth                                                  3,501,320
                                                                    ------------
                                                                      10,300,820
                                                                    ------------
                INDUSTRIALS (2.0%)
   33,000       Burlington Northern Santa Fe
                Corp.                                                  2,337,060
                                                                    ------------
                INFORMATION TECHNOLOGY (20.6%)
   72,000       Electronic Data Systems Corp.@                         1,730,880
  145,000       Hewlett-Packard Company                                4,151,350
  145,000       Microsoft Corp.                                        3,791,750
  133,000       Motorola, Inc.                                         3,004,470
  300,000   EUR Nokia Corp.                                            5,501,731
   70,000       NVIDIA Corp.#@                                      $  2,559,200
  168,630       Symantec Corp.#@                                       2,951,025
   20,000       Yahoo!, Inc.#@                                           783,600
                                                                    ------------
                                                                      24,474,006
                                                                    ------------
                MATERIALS (1.6%)
    2,900   CHF Givaudan, SA                                           1,964,235
                                                                    ------------
                TOTAL COMMON STOCKS
                (Cost $105,535,406)                                  117,500,993
                                                                    ------------

PRINCIPAL
  AMOUNT                                                                 VALUE
----------                                                             ---------
SHORT-TERM INVESTMENT (0.9%)
$1,076,000   Citigroup, Inc.
             4.110%, 01/03/06
             (Cost $1,075,754)                                         1,075,754
                                                                       ---------

 NUMBER OF
  SHARES                                                               VALUE
----------                                                         ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (16.3%)

19,320,550   Bank of New York Institutional
             Cash Reserve Fund
             current rate 4.363%
             (Cost $19,320,550)                                      19,320,550
                                                                   ------------
TOTAL INVESTMENTS (116.3%)
(Cost $125,931,710)                                                 137,897,297
                                                                   ------------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-16.3%)                                          (19,320,550)
                                                                   ------------
LIABILITIES, LESS OTHER ASSETS
(0.0%)                                                                  (19,252)
                                                                   ------------
NET ASSETS (100.0%)                                                $118,557,495
                                                                   ------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

FOREIGN CURRENCY ABBREVIATIONS

CHF   Swiss Franc
EUR   European Monetary Unit

               See accompanying Notes to Schedules of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
COMMON STOCKS (97.7%)
                CONSUMER DISCRETIONARY (13.4%)
   53,000   EUR Antena 3 de Television SA                           $  1,264,067
   26,000   DKK Bang & Olufsen, AS                                     2,672,083
  175,000   GBP Carphone Warehouse Group, PLC                            834,144
  280,000   ZAR Edgars Consolidated Stores                             1,558,154
   32,000   CAD Gildan Activewear, Inc.#                               1,376,403
   37,000       Grupo Televisa, S.A.                                   2,978,500
  135,000   JPY Hitachi Koki Company, Ltd.                             2,229,845
   24,000   KRW Hyundai Motor Company                                  2,283,170
   17,000   JPY Nitori Co., Ltd.                                       1,582,518
   60,000   AUD Rural Press, Ltd.                                        498,577
   20,000   JPY Sega Sammy Holdings, Inc.                                670,270
   38,000   JPY Suzuki Motor Corp.                                       705,965
   20,000   JPY Yamada Denki Co                                        2,500,226
                                                                    ------------
                                                                      21,153,922
                                                                    ------------
                CONSUMER STAPLES (4.3%)
    1,120   CHF Lindt & Spruengli, AG                                  1,906,143
   31,000   CAD Metro, Inc.                                              813,369
  245,000   ZAR Pick'n Pay Stores Ltd.                                 1,113,626
  535,000   MXN Wal-Mart de Mexico SA de CV                            2,969,231
                                                                    ------------
                                                                       6,802,369
                                                                    ------------
                ENERGY (9.3%)
   12,000   NOK Bonheur, ASA                                           1,149,210
   38,000   CAD EnCana Corp.                                           1,718,164
   62,380   EUR Motor Oil (Hellas) Corinth Refineries S.A.             1,465,883
   35,000   EUR OMV, AG                                                2,032,803
   22,000   CAD Precision Drilling Trust                                 726,362
  145,000   AUD Santos, Ltd.                                           1,300,904
   16,000   EUR SBM Offshore, NV                                       1,292,032
  136,000   NOK Stolt Offshores, SA#                                   1,590,751
   24,000   EUR Techip, SA                                             1,450,726
  151,000   JPY Teikoku Oil Company, Ltd.                              1,976,919
                                                                    ------------
                                                                      14,703,754
                                                                    ------------
                FINANCIALS (17.4%)
   36,000   EUR Ackermans & van Haaren                                 1,963,157
  133,000   EUR Anglo Irish Bank Corp., PLC                            2,013,017
   66,000   EUR April Group                                            2,723,699
  102,000   AUD Australian Stock Exchange, Ltd.                        2,424,471
   90,000       Banco Itau Holding Financeira, SA                      2,161,800
   31,000   EUR Banco Pastor Group                                     1,488,303
  100,000       Bancolombia, SA                                        2,883,000
   50,000   EUR EFG Eurobank Ergasias                                  1,579,474
   65,000   GBP Investec, PLC                                          2,858,807
   44,000   AUD Macquarie Bank, Ltd.                                   2,186,409
   31,000   EUR National Bank of Greece, SA                            1,319,317
   80,000   EUR Piraeus Bank, SA                                       1,709,627
1,250,000   SGD Singapore Exchange, Ltd.                               2,183,355
                                                                    ------------
                                                                      27,494,436
                                                                    ------------
                HEALTH CARE (9.8%)
   19,500       Alcon, Inc.                                            2,527,200
    2,500   DKK Alk-Abello A/S#                                          267,375
  500,000   ZAR Aspen Pharmacare Holdings, Ltd.                        2,640,250
   37,000   JPY Astellas Pharma, Inc.                                  1,446,008
   73,000   AUD Cochlear Limited                                       2,437,919
   93,000   SEK Elekta, AB                                             1,380,029
    8,500   CHF Nobel Biocare Group                                    1,871,113
   19,500   CHF Roche Holding AG                                    $  2,923,834
                                                                    ------------
                                                                      15,493,728
                                                                    ------------
                INDUSTRIALS (12.6%)
  110,000   SEK Alfa Laval AB                                          2,380,529
   45,000   CAD Canadian Pacific Railway, Ltd.                         1,885,630
   30,000   JPY FANUC, Ltd.                                            2,548,217
   57,000   CAD First Service Corp.#                                   1,463,186
   55,000   GBP Homeserve PLC                                          1,145,108
   80,000   EUR Kingspan Group PLC                                     1,008,678
  170,000   JPY Komatsu, Ltd.                                          2,810,184
   14,000   EUR Koninklijke BAM Groep, NV                              1,173,710
    5,400   CHF Kuehne & Nagel International, AG                       1,523,193
  355,000   GBP Rolls-Royce Group, PLC                                 2,612,732
   33,000   EUR YIT-Yhtyma Oyj                                         1,415,399
                                                                    ------------
                                                                      19,966,566
                                                                    ------------
                INFORMATION TECHNOLOGY (19.2%)
   46,000   JPY HORIBA, Ltd.                                           1,327,747
   58,000   JPY HOYA Corp.                                             2,084,738
   38,000       Infosys Technologies, Ltd.                             3,072,680
   55,000   CHF Logitech International S.A.#                           2,588,067
   63,000       NDS Group, PLC#                                        2,592,450
   16,000       Netease.Com, Inc.#                                       898,560
   53,000       Nice-Systems, Ltd.#                                    2,552,480
   13,000   JPY Nintendo Company, Ltd.                                 1,574,125
   90,000   GBP Renishaw, PLC                                          1,502,097
   63,000       Satyam Computer Services Ltd.                          2,305,170
  120,000   EUR Soitec#                                                1,935,270
   31,000   JPY Square Enix Co., Ltd.                                    871,348
  375,000   JPY Toshiba Corp.                                          2,241,069
   30,000   JPY Transcosmos Inc.                                       2,317,135
    1,680   JPY Yahoo! Japan Corp.                                     2,548,398
                                                                    ------------
                                                                      30,411,334
                                                                    ------------
                MATERIALS (7.5%)
    3,700   EUR Boehler-Uddeholm Group                                   623,180
  149,000   JPY Dowa Mining Company, Ltd.                              1,615,205
   90,000   AUD Energy Resources of Australia                            650,514
   40,000   CAD First Quantum Minerals, Ltd.                           1,281,775
   80,000   ZAR Highveld Steel and Vanadium Corp., Ltd                 1,072,089
   50,000   GBP Rio Tinto, PLC                                         2,285,035
    9,500       Sociedad Quimica y Minera de Chile, SA                 1,037,400
   28,000   CAD Teck Cominco, Ltd.                                     1,494,602
  135,000   JPY ZEON Corp.                                             1,791,548
                                                                    ------------
                                                                      11,851,348
                                                                    ------------
                TELECOMMUNICATION SERVICES (2.0%)
   25,000       America Movil, S.A. de C.V.                              731,500
   57,000   CAD TELUS Corp.                                            2,346,785
                                                                    ------------
                                                                       3,078,285
                                                                    ------------
                UTILITIES (2.2%)
    7,000   EUR Oesterreichische
                Elektrizitaetswirtschafts AG                           2,494,353
   57,000   GBP Scottish & Southern Energy                               993,911
                                                                    ------------
                                                                       3,488,264
                                                                    ------------
                TOTAL COMMON STOCKS
                (Cost $133,550,104)                                  154,444,006
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                            INTERNATIONAL GROWTH FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                VALUE
---------                                                           ------------
SHORT-TERM INVESTMENT (3.2%)
5,073,000   Citigroup, Inc.
            4.110%, 01/03/06
            (Cost $5,071,842)                                       $  5,071,842
                                                                    ------------
TOTAL INVESTMENTS (100.9%)
(Cost $138,621,946)                                                  159,515,848
                                                                    ------------
LIABILITIES, LESS OTHER ASSETS
(-0.9%)                                                               (1,494,408)
                                                                    ------------
NET ASSETS (100.0%)                                                 $158,021,440
                                                                    ------------

NOTES TO SCHEDULE OF INVESTMENTS

#    Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD   Australian Dollar

CAD   Canadian Dollar

CHF   Swiss Franc

DKK   Danish Krone

EUR   European Monetary Unit

GBP   British Pound Sterling

JPY   Japanese Yen

KRW   South Korea Won

MXN   Mexican Peso

NOK   Norwegian Krone

SEK   Swedish Krona

SGD   Singapore Dollar

ZAR   South African Rand

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

               See accompanying Notes to Schedules of Investments

                           INTERNATIONAL GROWTH FUND

       COUNTRY ALLOCATION
-------------------------------
COUNTRY          % OF PORTFOLIO
-------          --------------
Japan                 21.3%
United Kingdom         9.6%
Switzerland            8.6%
Canada                 8.5%
Australia              6.2%
Mexico                 4.3%
South Africa           4.1%
France                 4.0%
Greece                 3.9%
India                  3.5%
Austria                3.3%
Sweden                 2.4%
Ireland                1.9%
Denmark                1.9%
Colombia               1.9%
Spain                  1.8%
Israel                 1.7%
Netherlands            1.6%
South Korea            1.5%
Singapore              1.4%
Brazil                 1.4%
Belgium                1.3%
Luxembourg             1.0%
Finland                0.9%
Norway                 0.7%
Chile                  0.7%
Cayman Islands         0.6%
                     -----
TOTAL:               100.0%
                     =====

Country allocations are based on total investments (excluding short term investments) and may vary over time.

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                         -----------
CORPORATE BONDS (0.2%)
                  CONSUMER DISCRETIONARY (0.1%)
$    280,000   GBP EMI Group, PLC
                  9.750%, 05/20/08                                   $   522,155
                                                                     -----------
                  CONSUMER STAPLES (0.1%)
     470,000      Smithfield Foods, Inc.
                  7.750%, 05/15/13                                       499,375
                                                                     -----------
                  TOTAL CORPORATE
                  BONDS
                  (Cost $918,845)                                      1,021,530
                                                                     -----------
CONVERTIBLE BONDS (51.5%)
                  CONSUMER DISCRETIONARY (11.2%)
   1,000,000   EUR Adidas-Salomon, AG
                  2.500%, 10/08/18                                     1,909,399
   2,700,000      Aristocrat Leisure, Ltd.*[ ]
                  5.000%, 05/31/06                                     5,017,715
   2,500,000      Carnival Corp.
                  0.000%, 10/24/21                                     2,231,250
   4,400,000      Deutsche Bank, LUX (USA
                  Interactive)*@++
                  4.450%, 05/01/12                                     5,552,250
   1,450,000      Goodyear Tire & Rubber
                  Company*
                  4.000%, 06/15/34                                     2,269,250
   2,600,000   GBP Hilton Group, PLC
                  3.375%, 10/02/10                                     6,403,482
   4,100,000      Liberty Media Corp. (Time
                  Warner)
                  0.750%, 03/30/23                                     4,407,500
   2,600,000      Mahindra & Mahindra, Ltd.
                  0.000%, 05/08/09                                     3,928,067
 250,000,000   JPY NGK SPARK PLUG Co., Ltd.
                  0.000%, 03/31/11                                     4,071,275
 750,000,000   JPY Nikon Corp.
                  0.000%, 03/30/07                                     7,116,979
  16,500,000   EUR Publicis Groupe+
                  0.750%, 07/17/08                                     6,329,438
 400,000,000   JPY Suzuki Motor Corp.
                  0.000%, 03/31/10                                     4,289,651
 175,000,000   JPY Yamada Denki Company
                  0.000%, 09/28/07                                     5,708,349
                                                                     -----------
                                                                      59,234,605
                                                                     -----------
                  CONSUMER STAPLES (1.8%)
   9,400,000      Nestle Holdings, Inc.
                  0.000%, 06/11/08                                     9,534,954
                                                                     -----------
                  ENERGY (7.4%)
   1,600,000      Cal Dive International, Inc.*
                  3.250%, 12/15/25                                     2,160,000
   6,800,000      CNOOC, Ltd.
                  0.000%, 12/15/09                                     7,153,394
   3,500,000   EUR Fugro N.V.
                  2.375%, 04/27/10                                     5,249,418
   1,125,000   EUR Mediobanca International, Ltd.
                  (ENI SpA)
                  2.000%, 06/21/06                                     1,648,203
   5,100,000      Nabors Industries, Inc.
                  0.000%, 06/15/23                                     6,037,125
$  4,599,000   EUR OMV, AG*
                  1.500%, 12/01/08                                   $ 8,861,461
                  Repcon Luxembourg, SA (Repsol Ypf, SA)
   2,500,000      4.500%, 01/26/11                                     3,298,860
     700,000      4.500%, 01/26/11*@                                     923,685
   2,750,000      Schlumberger, NV
                  (Schlumberger, Ltd.)
                  2.125%, 06/01/23                                     3,575,000
                                                                     -----------
                                                                      38,907,146
                                                                     -----------
                  FINANCIALS (3.9%)
   2,598,000      BlackRock, Inc.
                  2.625%, 02/15/35                                     3,013,680
   4,300,000   EUR EFG Eurobank Ergasias
                  1.000%, 11/29/09                                     5,596,786
  43,000,000   HKD Getsmart Finance. Ltd. (Sino
                  Land)
                  1.625%, 11/30/09                                     6,079,833
   1,807,500      Travelers Property Casualty Corp.
                  4.500%, 04/15/32                                     1,790,148
   4,000,000      Wachovia Corp. (Halliburton,
                  Nabors Industries, Amerada Hess)
                  0.250%, 12/15/10                                     4,040,000
                                                                     -----------
                                                                      20,520,447
                                                                     -----------
                  HEALTH CARE (9.3%)
   4,500,000   EUR Allami Privatizacios es
                  Vagyonkezelo Rt (Gedeon Richter
                  Rt)
                  1.000%, 09/28/09                                     6,453,336
   9,200,000      Amgen, Inc.
                  0.000%, 03/01/32                                     7,222,000
   1,700,000      Celgene Corp.
                  1.750%, 06/01/08                                     4,583,625
   1,700,000      Cephalon, Inc.@
                  0.000%, 06/15/33                                     2,029,375
   1,500,000      Cytyc Corp.*
                  2.250%, 03/15/24                                     1,661,250
   3,900,000   EUR Essilor International+
                  1.500%, 07/02/10                                     3,229,287
   2,250,000      Health Management Associates,
                  Inc.@
                  1.500%, 08/01/23                                     2,264,062
   2,700,000      LifePoint Hospitals, Inc.*
                  3.250%, 08/15/25                                     2,473,875
   2,500,000      Omnicare, Inc.
                  3.250%, 12/15/35                                     2,493,750
  12,000,000      Roche Holdings, Inc.
                  0.000%, 07/25/21                                     9,630,000
   2,800,000      Teva Pharmaceutical Industries,
                  Ltd.@
                  0.500%, 02/01/24                                     3,339,000
   3,900,000      Wyeth++
                  3.320%, 01/15/24                                     4,042,506
                                                                     -----------
                                                                      49,422,066
                                                                     -----------
                  INDUSTRIALS (4.8%)
   2,500,000   SGD Arcadia Global (Keppel)
                  0.000%, 04/13/09                                     1,688,310
   1,100,000      Armor Holdings, Inc.
                  2.000%, 11/01/24                                     1,093,125

               See accompanying Notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
------------                                                        ------------
$  3,700,000   EUR BMW Finance, NV (Rolls Royce)
                  1.875%, 12/18/08                                  $  7,786,803
   1,930,000      FTI Consulting, Inc.*
                  3.750%, 07/15/12                                     2,149,538
   3,800,000      L-3 Communications Holdings*
                  3.000%, 08/01/35                                     3,776,250
   1,500,000      Lockheed Martin Corp.++
                  4.090%, 08/15/33                                     1,607,070
   3,100,000      Roper Industries, Inc.
                  1.481%, 01/15/34                                     1,712,750
   2,500,000   EUR Siemens, AG
                  1.375%, 06/04/10                                     3,849,059
   1,310,000   EUR USG People, NV
                  3.000%, 10/18/12                                     1,769,420
                                                                    ------------
                                                                      25,432,325
                                                                    ------------
                  INFORMATION TECHNOLOGY (9.3%)
   3,900,000      Advanced Micro Devices, Inc.@++
                  4.750%, 02/01/22                                     5,152,875
   6,100,000      Compal Electronics Inc.
                  0.000%, 08/19/10                                     6,043,514
   2,200,000      Delta Electronics, Inc.
                  0.000%, 07/30/08                                     3,314,467
   2,200,000      Electronics For Imaging, Inc.@
                  1.500%, 06/01/23                                     2,444,750
   2,000,000      Euronet Worldwide, Inc.*
                  3.500%, 10/15/25                                     1,940,000
   1,600,000      Flextronics International, Ltd.@
                  1.000%, 08/01/10                                     1,466,000
                  Juniper Networks, Inc.
   1,600,000      0.000%, 06/15/08@                                    1,910,000
     520,000      0.000%, 06/15/08*                                      620,750
     750,000      LSI Logic Corp.
                  4.000%, 05/15/10                                       722,813
   1,200,000      Netease.Com, Inc.
                  0.000%, 07/15/23                                     1,491,000
   4,000,000      Novell, Inc.
                  0.500%, 07/15/24                                     3,820,000
   1,425,000      Powerwave Technologies, Inc.@
                  1.875%, 11/15/24                                     1,802,625
   2,000,000      Red Hat, Inc.@
                  0.500%, 01/15/24                                     2,347,500
  14,000,000   EUR Silicon-On-Insulator Technologies
                  4.625%, 12/20/09                                     2,267,394
   1,500,000      Sybase, Inc.*
                  1.750%, 02/22/25                                     1,545,000
 640,000,000   JPY Toshiba Corp.
                  0.000%, 07/21/11                                     7,480,596
 285,000,000   JPY Transcosmos Inc.
                  0.000%, 06/20/08                                     5,010,790
                                                                    ------------
                                                                      49,380,074
                                                                    ------------
                  MATERIALS (2.3%)
   4,000,000      Anglo American, PLC
                  3.375%, 04/17/07                                     5,909,814
     700,000      Freeport-McMoRan Copper &
                  Gold, Inc.
                  7.000%, 02/11/11                                     1,265,250
$  4,200,000      Taiwan Cement
                  0.000%, 03/03/09                                  $  5,037,731
                                                                    ------------
                                                                      12,212,795
                                                                    ------------
                  TELECOMMUNICATION SERVICES (0.3%)
     825,000      Nextel Partners, Inc.
                  1.500%, 11/15/08                                     1,808,813
                                                                    ------------
                  UTILITIES (1.2%)
   3,100,000   GBP Scottish and Southern Energy,
                  PLC
                  3.750%, 10/29/09                                     6,286,803
                                                                    ------------
                  TOTAL CONVERTIBLE
                  BONDS
                  (Cost $244,191,299)                                272,740,028
                                                                    ------------
                  SYNTHETIC CONVERTIBLE SECURITIES (3.8%)
                  CONVERTIBLE BONDS (3.2%)
                  FINANCIALS (3.2%)
  13,000,000      QBE Funding Trust III*@
                  0.000%, 09/24/24                                     9,815,000
   6,800,000      Merrill Lynch & Company, Inc.
                  0.000%, 03/13/32                                     7,242,000
                                                                    ------------
                  TOTAL CONVERTIBLE BONDS                             17,057,000
                                                                    ------------

  NUMBER OF
  CONTRACTS                                                               VALUE
------------                                                             -------
               OPTIONS (0.6%)
               CONSUMER DISCRETIONARY (0.0%)
          55   Lowe's Companies, Inc.#
               Call, 01/19/08, Strike $70.00                              57,200
          75   Tiffany & Co.#
               Call, 01/19/08, Strike $40.00                              53,250
                                                                         -------
                                                                         110,450
                                                                         -------
               CONSUMER STAPLES (0.0%)
          90   PepsiCo, Inc.#
               Call, 01/19/08, Strike $60.00                              59,400
                                                                         -------
               ENERGY (0.1%)
          35   Anadarko Petroleum Corp.#
               Call, 01/19/08, Strike $95.00                              66,675
          50   BJ Services Company#
               Call, 01/19/08, Strike $40.00                              31,750
          45   Devon Energy (Chevron) Corp.#
               Call, 01/19/08, Strike $65.00                              56,025
          50   Diamond Offshore Drilling, Inc.#
               Call, 01/19/08, Strike $70.00                              69,500
          35   Nabors Industries Ltd.#
               Call, 01/19/08, Strike $75.00                              57,575
          45   Petroleo Brasileiro, SA#
               Call, 01/19/08, Strike $70.00                              65,025
          35   Schlumberger, Ltd.#
               Call, 01/19/08, Strike $100.00                             59,150
          35   Sunoco, Inc.#
               Call, 01/19/08, Strike $75.00                              66,500
          70   Weatherford International, Ltd.#
               Call, 01/19/08, Strike $35.00                              58,450

               See accompanying Notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                            -----------
       50   XTO Energy, Inc.#
            Call, 01/19/08, Strike $45.00                            $    48,250
                                                                     -----------
                                                                         578,900
                                                                     -----------
            FINANCIALS (0.1%)
       75   Aon Corp.#
            Call, 01/19/08, Strike $35.00                                 54,375
      220   Charles Schwab Corp.#
            Call, 01/19/08, Strike $15.00                                 61,050
       10   Chicago Mercantile Exchange
            Holdings, Inc.#
            Call, 01/19/08, Strike $360.00                                93,650
       29   CIT Group, Inc.#
            Call, 01/19/08, Strike $50.00                                 28,130
      110   E*TRADE FINANCIAL Corp.#
            Call, 01/19/08, Strike $20.00                                 63,250
       30   Goldman Sachs Group, Inc.#
            Call, 01/19/08, Strike $130.00                                60,900
       35   Intuit, Inc.#
            Call, 01/19/08, Strike $55.00                                 31,500
       30   Legg Mason, Inc.#
            Call, 01/20/07, Strike $120.00                                53,250
       25   Lehman Brothers Holdings, Inc.#
            Call, 01/19/08, Strike $125.00                                63,000
       50   Merrill Lynch & Company, Inc.#
            Call, 01/19/08, Strike $70.00                                 45,500
       50   Prudential Financial, Inc.#
            Call, 01/19/08, Strike $75.00                                 56,250
       80   State Street Corp.#
            Call, 01/19/08, Strike $60.00                                 52,400
                                                                     -----------
                                                                         663,255
                                                                     -----------
            HEALTH CARE (0.1%)
       35   Aetna, Inc.#
            Call, 01/19/08, Strike $100.00                                59,675
       30   Allergan, Inc.#
            Call, 01/19/08, Strike $110.00                                58,050
       80   AmerisourceBergen Corp.#
            Call, 01/19/08, Strike $40.00                                 64,800
       35   Express Scripts, Inc.#
            Call, 01/19/08, Strike $90.00                                 51,100
       75   Teva Pharmaceutical Industries,
            Ltd.#
            Call, 01/19/08, Strike $45.00                                 54,000
       45   UnitedHealth Group, Inc.#
            Call, 01/19/08, Strike $60.00                                 60,975
                                                                     -----------
                                                                         348,600
                                                                     -----------
            INDUSTRIALS (0.0%)
       20   Burlington Northern Santa Fe
            Corp.#
            Call, 01/19/08, Strike $60.00                                 36,300
                                                                     -----------
            INFORMATION TECHNOLOGY (0.1%)
       70   Advanced Micro Devices, Inc.#
            Call, 01/19/08, Strike $25.00                                 78,050
       70   Agilent Technologies, Inc.#
            Call, 01/19/08, Strike $35.00                                 41,650
       30   Apple Computer, Inc.#
            Call, 01/19/08, Strike $75.00                                 52,500
      175   Electronic Data Systems Corp.#
            Call, 01/19/08, Strike $25.00                            $    65,625
        5   Google, Inc.#
            Call, 01/19/08, Strike $430.00                                48,325
      115   Hewlett-Packard Company#
            Call, 01/19/08, Strike $30.00                                 53,475
      140   Micron Technology, Inc.#
            Call, 01/19/08, Strike $12.50                                 49,000
      115   Motorola, Inc.#
            Call, 01/19/08, Strike $22.50                                 54,050
       80   National Semiconductor Corp.#
            Call, 01/19/08, Strike $25.00                                 54,000
       60   NVIDIA Corp.#
            Call, 01/19/08, Strike $35.00                                 60,900
       40   Sandisk Corp.#
            Call, 01/19/08, Strike $65.00                                 77,120
                                                                     -----------
                                                                         634,695
                                                                     -----------
            MATERIALS (0.1%)
       65   Freeport-McMoRan Copper &
            Gold, Inc.#
            Call, 01/19/08, Strike $55.00                                 62,400
      110   Goldcorp, Inc.#
            Call, 01/20/07, Strike $20.00                                 59,400
       20   Phelps Dodge Corp.#
            Call, 01/19/08, Strike $145.00                                63,500
                                                                     -----------
                                                                         185,300
                                                                     -----------
            TELECOMMUNICATION SERVICES (0.1%)
       80   America Movil S.A. de C.V.#
            Call, 01/19/08, Strike $30.00                                 53,600
      100   American Tower Corp.#
            Call, 01/19/08, Strike $27.50                                 51,500
       40   Crown Castle International
            Corp.#
            Call, 01/19/08, Strike $25.00                                 29,200
       50   NII Holdings, Inc.#
            Call, 01/19/08, Strike $45.00                                 51,750
                                                                     -----------
                                                                         186,050
                                                                     -----------
               TOTAL OPTIONS                                           2,802,950
                                                                     -----------
            TOTAL SYNTHETIC
            CONVERTIBLE
            SECURITIES
            (Cost $19,507,078)                                        19,859,950
                                                                     -----------

NUMBER OF
  SHARES                                                                VALUE
---------                                                            -----------
CONVERTIBLE PREFERRED STOCKS (3.7%)
            ENERGY (0.4%)
   22,000   Valero Energy Corp.
            2.000%                                                     2,255,000
                                                                     -----------
            FINANCIALS (2.2%)
    3,600   Fortis, NV (Assurant)*
            7.750%                                                     4,360,500
   88,500   Genworth Financial, Inc.
            6.000%                                                     3,368,310
   25,000   Hartford Financial Services
            Group, Inc.
            6.000%                                                     1,902,500

                See accompanying Notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
   75,000       Metlife, Inc.
                6.375%                                              $  2,066,250
                                                                    ------------
                                                                      11,697,560
                                                                    ------------
                INDUSTRIALS (1.1%)
1,750,000   GBP BAE Systems, PLC
                7.750%                                                 5,619,537
                                                                    ------------
                TOTAL CONVERTIBLE
                PREFERRED STOCKS
                (Cost $15,298,916)                                    19,572,097
                                                                    ------------
COMMON STOCKS (37.0%)
                CONSUMER DISCRETIONARY (7.8%)
   37,000   DKK Bang & Olufsen, AS                                     3,802,579
  127,500       eBay, Inc.# @                                          5,514,375
   63,000       Grupo Televisa, S.A.@                                  5,071,500
   85,000       Harley-Davidson, Inc.@                                 4,376,650
   73,000   JPY Honda Motor Company, Ltd.                              4,213,086
   77,000       International Game Technology                          2,370,060
   35,000       ITT Educational Services, Inc.#                        2,068,850
   98,500   GBP Next, PLC                                              2,594,194
   27,000   EUR Publicis Groupe                                          940,033
   74,500       Starbucks Corp.#                                       2,235,745
  103,000   CHF Swatch Group, AG                                       3,116,864
  183,000   JPY Yamaha Motor Corp.                                     4,782,995
                                                                    ------------
                                                                      41,086,931
                                                                    ------------
                CONSUMER STAPLES (4.1%)
  159,000   JPY KAO Corp.                                              4,258,195
    1,200   CHF Lindt & Spruengli, AG                                  2,042,296
   88,000       PepsiCo, Inc.                                          5,199,040
  125,000   JPY Seven & I Holdings Co., Ltd.                           5,352,525
  900,000   MXN Wal-Mart de Mexico SA de CV                            4,994,968
                                                                    ------------
                                                                      21,847,024
                                                                    ------------
                ENERGY (2.1%)
   21,000       Anadarko Petroleum Corp.                               1,989,750
   40,000       Noble Energy, Inc.                                     1,612,000
   34,000       PetroChina Company, Ltd.@                              2,786,640
  360,000   JPY Teikoku Oil Company, Ltd.                              4,713,183
                                                                    ------------
                                                                      11,101,573
                                                                    ------------
                FINANCIALS (3.4%)
  240,000   EUR Anglo Irish Bank Corp., PLC                            3,632,513
  135,000       Banco Itau Holding Financeira,
                SA                                                     3,242,700
   42,000       Goldman Sachs Group, Inc.                              5,363,820
   19,000       Legg Mason, Inc.@                                      2,274,110
   77,500       Washington Mutual, Inc.                                3,371,250
                                                                    ------------
                                                                      17,884,393
                                                                    ------------
                HEALTH CARE (5.2%)
   65,000       Alcon, Inc.                                            8,424,000
  120,000   JPY Astellas Pharma, Inc.                                  4,689,755
  135,000   SEK Elekta, AB                                             2,003,268
   42,000       Gilead Sciences, Inc.#                                 2,210,460
   18,300   CHF Straumann Holding, AG                                  4,242,676
   85,000   JPY Takeda Chemical Industries                             4,605,633
   19,380       WellPoint, Inc.#                                       1,546,330
                                                                    ------------
                                                                      27,722,122
                                                                    ------------
                INDUSTRIALS (3.2%)
  120,000   SEK Alfa Laval AB                                          2,596,940
   24,000       Boeing Company                                         1,685,760
   65,000   JPY FANUC, Ltd.                                         $  5,521,138
  315,000   JPY Komatsu, Ltd.                                          5,207,106
    7,000   CHF Kuehne & Nagel International, AG                       1,974,510
                                                                    ------------
                                                                      16,985,454
                                                                    ------------
                INFORMATION TECHNOLOGY (8.9%)
   55,000   JPY Canon, Inc.                                            3,228,507
  128,000   JPY HOYA Corp.                                             4,600,802
  130,000       Infosys Technologies, Ltd.                            10,511,800
   85,000       LSI Logic Corp.# @                                       680,000
   98,266       Motorola, Inc.                                         2,219,829
   42,000   JPY Nintendo Company, Ltd.                                 5,085,635
  690,000   EUR Nokia Corp.                                           12,653,981
  135,000       Novell, Inc.# @                                        1,192,050
   62,000       NVIDIA Corp.# @                                        2,266,720
   65,000       Satyam Computer Services Ltd.                          2,378,350
   57,000       Yahoo!, Inc.# @                                        2,233,260
                                                                    ------------
                                                                      47,050,934
                                                                    ------------
                MATERIALS (1.9%)
    7,700   CHF Givaudan, SA                                           5,215,381
   55,000   GBP Rio Tinto, PLC                                         2,513,539
  180,000   JPY ZEON Corp.                                             2,388,730
                                                                    ------------
                                                                      10,117,650
                                                                    ------------
                TELECOMMUNICATION SERVICES (0.4%)
   50,000   CADTELUS Corp.                                             2,058,583
                                                                    ------------
                TOTAL COMMON
                STOCKS
                (Cost $161,963,271)                                  195,854,664
                                                                    ------------

PRINCIPAL
AMOUNT                                                                   VALUE
---------                                                             ----------
SHORT-TERM INVESTMENT (3.0%)
$15,782,000   Citigroup, Inc.
              4.110%, 01/03/06
              (Cost $15,778,396)                                      15,778,396
                                                                      ----------

NUMBER OF
SHARES                                                                 VALUE
---------                                                          ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (7.1%)
37,612,948   Bank of New York Institutional
             Cash Reserve Fund
             current rate 4.363%
             (Cost $37,612,948)                                      37,612,948
                                                                   ------------
TOTAL INVESTMENTS (106.3%)
(Cost $495,270,753)                                                 562,439,613
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES
(0.8%)                                                                4,443,663
                                                                   ------------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-7.1%)                                           (37,612,948)
                                                                   ------------
NET ASSETS (100.0%)                                                $529,270,328
                                                                   ------------

NOTES TO SCHEDULE OF INVESTMENTS

-    Security is considered illiquid and may be difficult to sell.

               See accompanying Notes to Schedule of Investments

                          GLOBAL GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $33,602,434 or 6.3% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

+ Security is purchased at a price that takes into account the value, if any, of accrued but unpaid interest.

[ ] Security has been priced at a fair value following procedures approved by the Board of Trustees, and at December 31, 2005 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

++ Variable rate security. The interest rate shown is the rate in effect at December 31, 2005.

FOREIGN CURRENCY ABBREVIATIONS
CAD   Canadian Dollar
CHF   Swiss Franc
DKK   Danish Krone
EUR   European Monetary Unit
GBP   British Pound Sterling
HKD   Hong Kong Dollar
JPY   Japanese Yen
MXN   Mexican Peso
SEK   Swedish Krona
SGD   Singapore Dollar

Note: Market value for securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

               See accompanying Notes to Schedules of Investments

                         GLOBAL GROWTH AND INCOME FUND

          COUNTRY ALLOCATION
-------------------------------------
COUNTRY                % OF PORTFOLIO
-------                --------------
United States               32.2%
Japan                       18.2%
Switzerland                  8.7%
United Kingdom               7.4%
India                        3.3%
Australia                    2.9%
Taiwan                       2.8%
Hong Kong                    2.6%
France                       2.5%
Finland                      2.5%
Mexico                       2.0%
Austria                      1.7%
Netherlands                  1.4%
Hungary                      1.3%
Germany                      1.1%
Greece                       1.1%
Sweden                       0.9%
Belgium                      0.9%
Spain                        0.8%
Denmark                      0.8%
Netherlands Antilles         0.7%
Ireland                      0.7%
Israel                       0.7%
Brazil                       0.7%
Singapore                    0.6%
China                        0.5%
Canada                       0.4%
Italy                        0.3%
Cayman Islands               0.3%

                           -----
TOTALS:                    100.0%
                           =====

Country allocations are based on total investments (excluding short term investments and security lending collateral) and may vary over time.

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                              VALUE
  ---------                                                         ------------
CORPORATE BONDS (1.2%)
               CONSUMER DISCRETIONARY (0.1%)
$  6,000,000   Hasbro, Inc.
               6.600%, 07/15/28                                     $  6,196,554
                                                                    ------------
               CONSUMER STAPLES (0.2%)
  11,030,000   Smithfield Foods, Inc.
               7.750%, 05/15/13                                       11,719,375
                                                                    ------------
               HEALTH CARE (0.4%)
  24,000,000   Tenet Healthcare Corp.*@
               9.250%, 02/01/15                                       23,940,000
                                                                    ------------
               INDUSTRIALS (0.5%)
  28,000,000   Hutchison Whampoa, Ltd.*@
               6.250%, 01/24/14                                       29,357,860
                                                                    ------------
               TOTAL CORPORATE
               BONDS
               (Cost $68,770,668)                                     71,213,789
                                                                    ------------
CONVERTIBLE BONDS (41.3%)
               CONSUMER DISCRETIONARY (8.6%)
  16,000,000   Aristocrat Leisure, Ltd.*[ ]
               5.000%, 05/31/06                                       29,734,608
  20,000,000   Caesars Entertainment, Inc.@++
               4.150%, 04/15/24                                       25,586,200
               Carnival Corp.
  40,700,000   0.000%, 10/24/21                                       36,324,750
   6,275,000   2.000%, 04/15/21                                        8,659,500
  41,000,000   Deutsche Bank, LUX (USA
               Interactive)*@++
               4.450%, 05/01/12                                       51,736,875
  32,000,000   Goodyear Tire & Rubber
               Company*
               4.000%, 06/15/34                                       50,080,000
   1,590,000   Hilton Hotels Corp.@
               3.375%, 04/15/23                                        1,878,188
  43,000,000   International Game Technology
               0.000%, 01/29/33                                       28,863,750
  13,400,000   Lamar Advertising Company
               2.875%, 12/31/10                                       14,220,750
 105,720,000   Liberty Media Corp. (Time
               Warner)
               0.750%, 03/30/23                                      113,649,000
  11,915,000   Lions Gate Entertainment Corp.*
               3.625%, 03/15/25                                       10,291,581
  50,000,000   Omnicom Group, Inc.@
               0.000%, 02/07/31                                       50,062,500
   9,930,000   Playboy Enterprises, Inc.*
               3.000%, 03/15/25                                        9,979,650
  21,300,000   Starwood Hotels & Resorts
               Worldwide, Inc.
               3.500%, 05/16/23                                       27,397,125
  34,800,000   Walt Disney Company@
               2.125%, 04/15/23                                       34,974,000
                                                                    ------------
                                                                     493,438,477
                                                                    ------------
               CONSUMER STAPLES (0.2%)
   9,750,000   Church & Dwight Company, Inc.@
               5.250%, 08/15/33                                       11,785,313
                                                                    ------------
               ENERGY (4.9%)
$ 24,235,000   Cal Dive International, Inc.*@
               3.250%, 12/15/25                                     $ 32,717,250
   1,800,000   Diamond Offshore Drilling, Inc.@
               1.500%, 04/15/31                                        2,585,250
               Grey Wolf, Inc.
  20,660,000   3.750%, 05/07/23                                       26,625,575
   8,000,000   4.004%, 04/01/24++                                     11,036,000
  47,500,000   Halliburton Company, Inc.
               3.125%, 07/15/23                                       81,462,500
  50,000,000   Nabors Industries, Inc.@
               0.000%, 06/15/23                                       59,187,500
               Schlumberger, NV (Schlumberger, Ltd.)@
  30,000,000   2.125%, 06/01/23                                       39,000,000
     200,000   1.500%, 06/01/23                                          276,000
  17,875,000   Veritas DGC, Inc.*++
               3.741%, 03/15/24                                       28,607,150
                                                                    ------------
                                                                     281,497,225
                                                                    ------------
               FINANCIALS (5.1%)
  43,915,000   Bank of America Corp.
               (NASDAQ 100)
               0.250%, 01/26/10                                       45,697,949
  22,350,000   BlackRock, Inc.*
               2.625%, 02/15/35                                       25,926,000
   1,000,000   Franklin Resources, Inc.@
               0.000%, 05/11/31                                          887,500
               HCC Insurance Holdings, Inc.
  12,000,000   1.300%, 04/01/23                                       15,945,000
  10,000,000   2.000%, 09/01/21                                       14,112,500
  60,000,000   Host Marriott Corp.*
               3.250%, 04/15/24                                       70,275,000
  20,000,000   Markel Corp.@
               0.000%, 06/05/31                                        7,575,000
  10,900,000   Select Insurance Group
               1.615%, 09/24/32                                        7,630,000
  54,500,000   Travelers Property Casualty Corp.
               4.500%, 04/15/32                                       53,976,800
  50,615,000   Wachovia Corp. (Halliburton,
               Nabors Industries, Amerada Hess)
               0.250%, 12/15/10                                       51,121,150
                                                                    ------------
                                                                     293,146,899
                                                                    ------------
               HEALTH CARE (6.6%)
  26,300,000   Cephalon, Inc.@
               0.000%, 06/15/33                                       31,395,625
     277,000   Community Health Systems, Inc.
               4.250%, 10/15/08                                          317,858
               Cytyc Corp.
  18,808,000   2.250%, 03/15/24@*                                     20,829,860
   9,692,000   2.250%, 03/15/24                                       10,733,890
  40,000,000   Emdeon Corp.@
               1.750%, 06/15/23                                       32,750,000
  24,000,000   Genesis Healthcare Corp.*@
               2.500%, 03/15/25                                       21,930,000
   1,350,000   Genzyme Corp.@
               1.250%, 12/01/23                                        1,530,562
  22,850,000   Greatbatch, Inc.
               2.250%, 06/15/13                                       20,108,000

               See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

  PRINCIPAL
    AMOUNT                                                             VALUE
  ---------                                                       --------------
$ 49,500,000      Health Management Associates,
                  Inc.@
                  1.500%, 08/01/23                                $   49,809,375
  29,950,000      Henry Schein, Inc.@
                  3.000%, 08/15/34                                    33,693,750
  29,000,000      Omnicare, Inc.
                  3.250%, 12/15/35                                    28,927,500
                  Teva Pharmaceutical Industries, Ltd.
  34,000,000      0.250%, 02/01/24                                    42,500,000
  20,500,000      0.500%, 02/01/24@                                   24,446,250
  45,000,000      Thoratec Corp.
                  1.380%, 05/16/34                                    31,443,750
   2,700,000      Universal Health Services, Inc.@
                  0.426%, 06/23/20                                     1,549,125
  26,100,000      Wyeth++
                  3.320%, 01/15/24                                    27,053,694
                                                                  --------------
                                                                     379,019,239
                                                                  --------------
                  INDUSTRIALS (3.7%)
  37,750,000      Armor Holdings, Inc.@
                  2.000%, 11/01/24                                    37,514,062
  29,900,000      CSX Corp.@
                  0.000%, 10/30/21                                    28,704,000
  27,700,000      FTI Consulting, Inc.*@
                  3.750%, 07/15/12                                    30,850,875
  48,550,000      Lockheed Martin Corp.@++
                  4.090%, 08/15/33                                    52,015,499
  49,000,000      Roper Industries, Inc.@
                  1.481%, 01/15/34                                    27,072,500
  19,500,000   EUR Siemens, AG
                  1.375%, 06/04/10                                    30,022,658
   3,970,000      United Industrial Corp.*@
                  3.750%, 09/15/24                                     4,982,350
                                                                  --------------
                                                                     211,161,944
                                                                  --------------
                  INFORMATION TECHNOLOGY (8.1%)
  26,000,000      ADC Telecommunications, Inc.@
                  1.000%, 06/15/08                                    26,097,500
  35,000,000      Advanced Micro Devices, Inc.@++
                  4.750%, 02/01/22                                    46,243,750
                  BearingPoint, Inc.@*
  18,000,000      2.500%, 12/15/24                                    16,807,500
   5,000,000      2.750%, 12/15/24                                     4,706,250
  26,000,000      CommScope, Inc.@
                  1.000%, 03/15/24                                    26,942,500
  15,000,000      CSG Systems International, Inc.*
                  2.500%, 06/15/24                                    14,718,750
                  Digital River, Inc.
  17,350,000      1.250%, 01/01/24*                                   16,612,625
  10,000,000      1.250%, 01/01/24@                                    9,575,000
  21,500,000      DST Systems, Inc.
                  4.125%, 08/15/23                                    28,595,000
  25,000,000      Electronics For Imaging, Inc.
                  1.500%, 06/01/23                                    27,781,250
                  Euronet Worldwide, Inc.*
  27,000,000      1.625%, 12/15/24                                    27,708,750
   9,925,000      3.500%, 10/15/25                                     9,627,250
     500,000      Fair Isaac Corp.@
                  1.500%, 08/15/23                                       556,875
$ 10,373,000      Harris Corp.
                  3.500%, 08/15/22                                $   20,019,890
  16,500,000      Juniper Networks, Inc.*
                  0.000%, 06/15/08                                    19,696,875
  12,000,000      LSI Logic Corp.@
                  4.000%, 05/15/10                                    11,565,000
   7,450,000      M-Systems Flash Disk Pioneers,
                  Ltd.*
                  1.000%, 03/15/35                                     9,480,125
  36,470,000      Novell, Inc.@
                  0.500%, 07/15/24                                    34,828,850
  24,000,000      Openwave Systems, Inc.@
                  2.750%, 09/09/08                                    27,390,000
                  Powerwave Technologies, Inc.@
  17,500,000      1.875%, 11/15/24                                    22,137,500
   4,493,000      1.250%, 07/15/08                                     5,734,191
  26,000,000      Red Hat, Inc.@
                  0.500%, 01/15/24                                    30,517,500
  14,000,000      Yahoo!, Inc.
                  0.000%, 04/01/08                                    26,897,500
                                                                  --------------
                                                                     464,240,431
                                                                  --------------
                  MATERIALS (1.8%)
  40,250,000      Anglo American, PLC
                  3.375%, 04/17/07                                    59,467,507
  15,000,000      Freeport-McMoRan Copper &
                  Gold, Inc.@
                  7.000%, 02/11/11                                    27,112,500
  15,000,000      Inco, Ltd.@
                  0.000%, 03/29/21                                    17,268,750
                                                                  --------------
                                                                     103,848,757
                                                                  --------------
                  TELECOMMUNICATION SERVICES (1.9%)
  19,450,000      Nextel Partners, Inc.
                  1.500%, 11/15/08                                    42,644,125
  63,500,000      NII Holdings, Inc.*@
                  2.750%, 08/15/25                                    69,294,375
                                                                  --------------
                                                                     111,938,500
                                                                  --------------
                  UTILITIES (0.4%)
  12,000,000   GBP Scottish and Southern Energy,
                  PLC
                  3.750%, 10/29/09                                    24,336,010
                                                                  --------------
                  TOTAL CONVERTIBLE
                  BONDS
                  (Cost $2,176,926,461)                            2,374,412,795
                                                                  --------------
SYNTHETIC CONVERTIBLE SECURITIES (8.2%)
               CONVERTIBLE BONDS (7.1%)
                  FINANCIALS (1.7%)
  93,000,000      Merrill Lynch & Company, Inc.@
                  0.000%, 03/13/32                                    99,045,000
                                                                  --------------
                  HEALTH CARE (3.1%)
 124,000,000      Amgen, Inc.
                  0.000%, 03/01/32                                    97,340,000
  78,800,000      Medtronic, Inc.@
                  1.250%, 09/15/21                                    80,179,000
                                                                  --------------
                                                                     177,519,000
                                                                  --------------

               See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
              INDUSTRIALS (1.3%)
$72,000,000   L-3 Communications Holdings*@
              3.000%, 08/01/35                                      $ 71,550,000
                                                                    ------------
              INFORMATION TECHNOLOGY (1.0%)
 54,500,000   Sybase, Inc.*
              1.750%, 02/22/25                                        56,135,000
                                                                    ------------
                 TOTAL CONVERTIBLE BONDS                             404,249,000
                                                                    ============

 NUMBER OF
 CONTRACTS                                                              VALUE
-----------                                                          -----------
              OPTIONS (1.1%)
                 CONSUMER DISCRETIONARY (0.0%)
      1,255      Lowe's Companies, Inc.#
                 Call, 01/19/08, Strike $70.00                         1,305,200
      1,750      Tiffany & Co.#
                 Call, 01/19/08, Strike $40.00                         1,242,500
                                                                     -----------
                                                                       2,547,700
                                                                     -----------
                 CONSUMER STAPLES (0.0%)
      2,100      PepsiCo, Inc.#
                 Call, 01/19/08, Strike $60.00                         1,386,000
                                                                     -----------
                 ENERGY (0.2%)
        785      Anadarko Petroleum Corp.#
                 Call, 01/19/08, Strike $95.00                         1,495,425
      1,085      BJ Services Company#
                 Call, 01/19/08, Strike $40.00                           688,975
      1,020      Devon Energy (Chevron) Corp.#
                 Call, 01/19/08, Strike $65.00                         1,269,900
      1,100      Diamond Offshore Drilling, Inc.#
                 Call, 01/19/08, Strike $70.00                         1,529,000
        850      Nabors Industries, Ltd.#
                 Call, 01/19/08, Strike $75.00                         1,398,250
      1,000      Petroleo Brasileiro, SA#
                 Call, 01/19/08, Strike $70.00                         1,445,000
        820      Schlumberger, Ltd.#
                 Call, 01/19/08, Strike $100.00                        1,385,800
        785      Sunoco, Inc.#
                 Call, 01/19/08, Strike $75.00                         1,491,500
      1,625      Weatherford International, Ltd.#
                 Call, 01/19/08, Strike $35.00                         1,356,875
      1,200      XTO Energy, Inc.#
                 Call, 01/19/08, Strike $45.00                         1,158,000
                                                                     -----------
                                                                      13,218,725
                                                                     -----------
                 FINANCIALS (0.3%)
      2,000      Aon Corp.#
                 Call, 01/19/08, Strike $35.00                         1,450,000
      5,000      Charles Schwab Corp.#
                 Call, 01/19/08, Strike $15.00                         1,387,500
        160      Chicago Mercantile Exchange
                 Holdings, Inc.#
                 Call, 01/19/08, Strike $360.00                        1,498,400
        813      CIT Group, Inc.#
                 Call, 01/19/08, Strike $50.00                           788,610
      2,500      E*TRADE FINANCIAL Corp.#
                 Call, 01/19/08, Strike $20.00                         1,437,500
        650      Goldman Sachs Group, Inc.#
                 Call, 01/19/08, Strike $130.00                        1,319,500
        740      Legg Mason, Inc.#
                 Call, 01/20/07, Strike $120.00                      $ 1,313,500
        610      Lehman Brothers Holdings, Inc.#
                 Call, 01/19/08, Strike $125.00                        1,537,200
      1,154      Merrill Lynch & Company, Inc.#
                 Call, 01/19/08, Strike $70.00                         1,050,140
      1,110      Prudential Financial, Inc.#
                 Call, 01/19/08, Strike $75.00                         1,248,750
      1,900      State Street Corp.#
                 Call, 01/19/08, Strike $60.00                         1,244,500
                                                                     -----------
                                                                      14,275,600
                                                                     -----------

                 HEALTH CARE (0.1%)
        825      Aetna, Inc.#
                 Call, 01/19/08, Strike $100.00                        1,406,625
        725      Allergan, Inc.#
                 Call, 01/19/08, Strike $110.00                        1,402,875
      1,860      AmerisourceBergen Corp.#
                 Call, 01/19/08, Strike $40.00                         1,506,600
        800      Express Scripts, Inc.#
                 Call, 01/19/08, Strike $90.00                         1,168,000
      1,750      Teva Pharmaceutical Industries,
                 Ltd.#
                 Call, 01/19/08, Strike $45.00                         1,260,000
      1,000      UnitedHealth Group, Inc.#
                 Call, 01/19/08, Strike $60.00                         1,355,000
                                                                     -----------
                                                                       8,099,100
                                                                     -----------
                 INDUSTRIALS (0.0%)
        475      Burlington Northern Santa Fe
                 Corp.#
                 Call, 01/19/08, Strike $60.00                           862,125
                                                                     -----------
                 INFORMATION TECHNOLOGY (0.3%)
      1,700      Advanced Micro Devices, Inc. #
                 Call, 01/19/08, Strike $25.00                         1,895,500
      1,850      Agilent Technologies, Inc.#
                 Call, 01/19/08, Strike $35.00                         1,100,750
        700      Apple Computer, Inc.#
                 Call, 01/19/08, Strike $75.00                         1,225,000
      4,100      Electronic Data Systems Corp.#
                 Call, 01/19/08, Strike $25.00                         1,537,500
        145      Google, Inc.#
                 Call, 01/19/08, Strike $430.00                        1,401,425
      2,750      Hewlett-Packard Company #
                 Call, 01/19/08, Strike $30.00                         1,278,750
        815      Intuit, Inc.#
                 Call, 01/19/08, Strike $55.00                           733,500
      3,500      Micron Technology, Inc.#
                 Call, 01/19/08, Strike $12.50                         1,225,000
      2,700      Motorola, Inc.#
                 Call, 01/19/08, Strike $22.50                         1,269,000
      1,900      National Semiconductor Corp.#
                 Call, 01/19/08, Strike $25.00                         1,282,500
      1,420      NVIDIA Corp.#
                 Call, 01/19/08, Strike $35.00                         1,441,300
        800      Sandisk Corp. #
                 Call, 01/19/08, Strike $65.00                         1,542,400
                                                                     -----------
                                                                      15,932,625
                                                                     -----------

               See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                           ------------
            MATERIALS (0.1%)
    1,550   Freeport-McMoRan Copper &
            Gold, Inc.#
            Call, 01/19/08, Strike $55.00                           $  1,488,000
    2,500   Goldcorp, Inc.#
            Call, 01/20/07, Strike $20.00                              1,350,000
      450   Phelps Dodge Corp.#
            Call, 01/19/08, Strike $145.00                             1,428,750
                                                                    ------------
                                                                       4,266,750
                                                                    ------------
            TELECOMMUNICATION SERVICES (0.1%)
    1,870   America Movil S.A. de C.V.#
            Call, 01/19/08, Strike $30.00                              1,252,900
    2,400   American Tower Corp.#
            Call, 01/19/08, Strike $27.50                              1,236,000
      900   Crown Castle International Corp.#
            Call, 01/19/08, Strike $25.00                                657,000
    1,100   NII Holdings, Inc.#
            Call, 01/19/08, Strike $45.00                              1,138,500
                                                                    ------------
                                                                       4,284,400
                                                                    ------------
               TOTAL OPTIONS                                          64,873,025
                                                                    ------------
            TOTAL SYNTHETIC
            CONVERTIBLE
            SECURITIES
            (Cost $469,794,936)                                      469,122,025
                                                                    ------------

NUMBER OF
  SHARES                                                                VALUE
---------                                                           ------------
CONVERTIBLE PREFERRED STOCKS (8.6%)
            ENERGY (3.0%)
  280,000   Amerada Hess Corp.
            7.000%                                                    30,262,400
  200,000   Chesapeake Energy Corp.*
            5.000%                                                    27,475,000
1,100,000   Valero Energy Corp.
            2.000%                                                   112,750,000
                                                                    ------------
                                                                     170,487,400
                                                                    ------------
            FINANCIALS (4.7%)
1,400,000   E*TRADE FINANCIAL Corp.
            6.125%                                                    39,872,000
   22,360   Fortis, NV (Assurant)*
            7.750%                                                    27,083,550
  760,000   Genworth Financial, Inc.
            6.000%                                                    28,925,600
            Hartford Financial Services Group, Inc.
  375,000   6.000%                                                    28,537,500
  300,000   7.000%                                                    23,139,000
  676,000   IndyMac Bancorp, Inc.
            6.000%                                                    43,095,000
  975,000   Metlife, Inc.
            6.375%                                                    26,861,250
  490,750   Morgan Stanley (Nuveen
            Investments)
            5.875%                                                    19,489,646
  666,000   Washington Mutual, Inc.
            5.375%                                                  $ 36,130,500
                                                                    ------------
                                                                     273,134,046
                                                                    ------------
            HEALTH CARE (0.4%)
  420,000   Baxter International, Inc.
            7.000%                                                    22,575,000
                                                                    ------------
            INDUSTRIALS (0.5%)
9,000,000   GBP BAE Systems, PLC
            7.750%                                                    28,900,478
                                                                    ------------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $356,590,892)                                      495,096,924
                                                                    ------------
COMMON STOCKS (39.1%)
            CONSUMER DISCRETIONARY (7.6%)
1,300,000   eBay, Inc.#@                                              56,225,000
2,060,000   H&R Block, Inc.@                                          50,573,000
1,060,000   Harley-Davidson, Inc.@                                    54,579,400
1,300,000   Home Depot, Inc.                                          52,624,000
  975,000   International Game Technology@                            30,010,500
  435,000   ITT Educational Services, Inc.#                           25,712,850
  900,000   Office Depot, Inc.#@                                      28,260,000
1,775,000   Starbucks Corp.#@                                         53,267,750
  980,000   Tiffany & Co.@                                            37,524,200
1,030,000   YUM! Brands, Inc.                                         48,286,400
                                                                    ------------
                                                                     437,063,100
                                                                    ------------
            CONSUMER STAPLES (2.3%)
2,100,000   Kroger Company#                                           39,648,000
1,375,000   PepsiCo, Inc.@                                            81,235,000
  131,936   Whole Foods Market, Inc.                                  10,210,527
                                                                    ------------
                                                                     131,093,527
                                                                    ------------
            ENERGY (3.0%)
  345,000   Anadarko Petroleum Corp.@                                 32,688,750
  982,143   Massey Energy Company@                                    37,193,744
1,400,000   Noble Energy, Inc.@                                       56,420,000
  982,221   XTO Energy, Inc.                                          43,158,791
                                                                    ------------
                                                                     169,461,285
                                                                    ------------
            FINANCIALS (4.9%)
  145,000   BlackRock, Inc.@                                          15,729,600
  685,000   Goldman Sachs Group, Inc.                                 87,481,350
  470,000   Legg Mason, Inc.@                                         56,254,300
  693,840   Prudential Financial, Inc.@                               50,782,150
1,650,169   Washington Mutual, Inc.@                                  71,782,351
                                                                    ------------
                                                                     282,029,751
                                                                    ------------
            HEALTH CARE (7.3%)
  250,000   Alcon, Inc.@                                              32,400,000
    9,641   Community Health Systems, Inc.#                              369,636
  720,000   Genzyme Corp.#                                            50,961,600
1,050,000   Gilead Sciences, Inc.#@                                   55,261,500
3,700,000   King Pharmaceuticals, Inc.#@                              62,604,000
  875,000   McKesson Corp.                                            45,141,250
  900,000   Thermo Electron, Corp.#                                   27,117,000
1,870,000   UnitedHealth Group, Inc.                                 116,201,800
  344,400   WellPoint, Inc.#@                                         27,479,676
                                                                    ------------
                                                                     417,536,462
                                                                    ------------
            INDUSTRIALS (4.1%)
  835,000   Boeing Company                                            58,650,400

               See accompanying Notes to Schedule of Investments

                             GROWTH AND INCOME FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                         --------------
1,500,000      Burlington Northern Santa Fe
               Corp.                                              $  106,230,000
  527,000      L-3 Communications Holdings@                           39,182,450
  850,000      Raytheon Company                                       34,127,500
                                                                  --------------
                                                                     238,190,350
                                                                  --------------
               INFORMATION TECHNOLOGY (9.4%)
1,000,000      Fair Isaac Corp.@                                      44,170,000
1,350,000      Infosys Technologies, Ltd.@                           109,161,000
1,400,000      Juniper Networks, Inc.#@                               31,220,000
1,450,000      LSI Logic Corp.#@                                      11,600,000
2,276,000      Microsoft Corp.@                                       59,517,400
1,517,355      Motorola, Inc.@                                        34,277,049
4,500,000   EUR Nokia Corp.                                           82,525,963
5,400,000      Novell, Inc.#@                                         47,682,000
1,700,000      NVIDIA Corp.#@                                         62,152,000
2,800,000      Tellabs, Inc.#                                         30,520,000
  700,000      Yahoo!, Inc.#@                                         27,426,000
                                                                  --------------
                                                                     540,251,412
                                                                  --------------
               MATERIALS (0.5%)
  385,000      Martin Marietta Materials, Inc.                        29,537,200
                                                                  --------------
               TOTAL COMMON STOCKS
               (Cost $1,834,224,431)                               2,245,163,087
                                                                  --------------

  PRINCIPAL
    AMOUNT                                                               VALUE
  ---------                                                           ----------
SHORT-TERM INVESTMENTS (1.1%)
 $15,891,000   Citigroup, Inc.
               4.110%, 01/03/06                                       15,887,372
  50,000,000   UBS Finance, Inc.
               4.290%, 01/03/06                                       49,988,583
                                                                      ----------
               TOTAL SHORT-TERM INVESTMENTS
               (Cost $65,875,955)                                     65,875,955
                                                                      ----------

NUMBER OF
  SHARES                                                               VALUE
---------                                                         --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (9.8%)
562,018,390    Bank of New York Institutional
               Cash Reserve Fund
               current rate 4.363%
               (Cost $562,018,390)                                   562,018,390
                                                                  --------------
TOTAL INVESTMENTS (109.3%)
(Cost $5,534,201,733)                                              6,282,902,965
                                                                  --------------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-9.8%)                                           (562,018,390)
                                                                  --------------
OTHER ASSETS, LESS LIABILITIES
(0.5%)                                                                26,490,829
                                                                  --------------
NET ASSETS (100.0%)                                               $5,747,375,404
                                                                  --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

-    Security is considered illiquid and may be difficult to sell.

@    Security, or portion of security, is on loan.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $362,286,685 or 6.3% of net assets.

++ Variable rate security. The interest rate shown is the rate in effect at December 31, 2005.

#    Non-income producing security.

[ ] Security has been priced at a fair value following procedures approved by the Board of Trustees, and at December 31, 2005 involved the use of estimates and assumptions as determined by management personnel without the utilization of an independent third party pricing service.

FOREIGN CURRENCY ABBREVIATIONS
EUR   European Monetary Unit
GBP   British Pound Sterling

               See accompanying Notes to Schedules of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
CORPORATE BONDS (56.3%)
             CONSUMER DISCRETIONARY (16.3%)
$1,017,000       Aztar Corp.@
                 7.875%, 06/15/14                                    $ 1,070,392
   300,000       DIRECTV Financing Company,
                 Inc.
                 8.375%, 03/15/13                                        324,000
    92,000       EchoStar DBS Corporation
                 6.625%, 10/01/14                                         88,665
 1,387,000   GBP EMI Group, PLC
                 9.750%, 05/20/08                                      2,586,531
                 Ford Motor Company
 2,127,000       7.875%, 06/15/10                                      1,915,795
 1,387,000       7.450%, 07/16/31                                        950,095
   948,000       8.625%, 11/01/10                                        865,387
   185,000       General Motors Corp.
                 7.125%, 07/15/13                                        123,025
                 Goodyear Tire & Rubber Company@
 1,387,000       7.857%, 08/15/11                                      1,359,260
 1,387,000       7.000%, 03/15/28                                      1,165,080
 1,942,000       GSC Holdings Corp. (Gamestop,
                 Inc.)*@
                 8.000%, 10/01/12                                      1,835,190
   462,000       Houghton Mifflin Company@
                 9.875%, 02/01/13                                        496,073
   809,000       Hovnanian Enterprises, Inc.@
                 7.750%, 05/15/13                                        802,622
   925,000       IMAX Corp.@
                 9.625%, 12/01/10                                        957,375
 1,896,000       Intrawest Corp.
                 7.500%, 10/15/13                                      1,929,180
 1,433,000       Jarden Corp.@
                 9.750%, 05/01/12                                      1,483,155
 1,665,000       La Quinta, Corp.
                 8.875%, 03/15/11                                      1,816,931
 1,387,000       Landry's Restaurants, Inc.
                 7.500%, 12/15/14                                      1,303,780
   925,000       Mandalay Resort Group@
                 7.625%, 07/15/13                                        964,312
 1,850,000       NCL Holding, ASA
                 10.625%, 07/15/14                                     1,919,375
 2,312,000       Oxford Industries, Inc.
                 8.875%, 06/01/11                                      2,366,910
   277,000       Phillips-Van Heusen Corp.
                 8.125%, 05/01/13                                        293,620
 1,387,000       Pinnacle Entertainment, Inc.@
                 8.750%, 10/01/13                                      1,484,090
   139,000       RH Donnelley Financial Corp.*
                 10.875%, 12/15/12                                       157,418
   925,000   CAD Rogers Cable, Inc.
                 7.250%, 12/15/11                                        825,653
   925,000   CAD Rogers Wireless, Inc.
                 7.625%, 12/15/11                                        853,424
   277,000       Russell Corp.
                 9.250%, 05/01/10                                        282,194
 1,110,000       Vail Resorts, Inc.
                 6.750%, 02/15/14                                      1,115,550
$  925,000       GBP Warner Music Group
                 8.125%, 04/15/14                                    $ 1,653,121
                 WCI Communities, Inc.@
 1,850,000       6.625%, 03/15/15                                      1,618,750
   832,000       7.875%, 10/01/13                                        788,320
    92,000       William Lyon Homes, Inc.
                 10.750%, 04/01/13                                        95,450
    46,000       Wynn Las Vegas, LLC
                 6.625%, 12/01/14                                         44,965
                                                                     -----------
                                                                      35,535,688
                                                                     -----------
             CONSUMER STAPLES (6.2%)
 1,850,000       Central Garden & Pet Company
                 9.125%, 02/01/13                                      1,961,000
 1,017,000       Chattem, Inc.
                 7.000%, 03/01/14                                      1,037,340
                 Dole Food Company, Inc.
   925,000       7.250%, 06/15/10                                        901,875
   461,000       8.875%, 03/15/11                                        474,830
 1,059,000       Herbalife, Ltd.
                 9.500%, 04/01/11                                      1,149,015
 2,312,000       Jean Coutu Group, Inc.@
                 8.500%, 08/01/14                                      2,127,040
   647,000       NBTY, Inc.*
                 7.125%, 10/01/15                                        619,503
   832,000       Playtex Products, Inc.
                 8.000%, 03/01/11                                        890,240
   925,000       Revlon, Inc.
                 9.500%, 04/01/11                                        848,687
 2,312,000       Smithfield Foods, Inc.
                 7.750%, 05/15/13                                      2,456,500
                 Spectrum Brands, Inc.@
   740,000       8.500%, 10/01/13                                        649,350
   462,000       7.375%, 02/01/15                                        388,080
                                                                     -----------
                                                                      13,503,460
                                                                     -----------
             ENERGY (6.4%)
   925,000       Arch Western Finance, LLC
                 6.750%, 07/01/13                                        946,969
   925,000       Chesapeake Energy Corp.@
                 6.875%, 01/15/16                                        952,750
 1,387,000       Comstock Resources, Inc.
                 6.875%, 03/01/12                                      1,364,461
 1,387,000       Giant Industries, Inc.
                 8.000%, 05/15/14                                      1,439,012
 1,757,000       KCS Energy, Inc.
                 7.125%, 04/01/12                                      1,761,392
 1,195,000       Paramount Resources Ltd.
                 8.500%, 01/31/13                                      1,233,838
 2,497,000       Petroleo Brasileiro, SA@
                 8.375%, 12/10/18                                      2,784,155
 1,387,000       Swift Energy Company@
                 9.375%, 05/01/12                                      1,497,960
 1,850,000       Williams Companies, Inc.
                 7.750%, 06/15/31                                      1,961,000
                                                                     -----------
                                                                      13,941,537
                                                                     -----------
             FINANCIALS (4.0%)
                 E*TRADE FINANCIAL Corp.
 1,933,000       7.375%, 09/15/13*                                     1,966,828

               See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                          ------------
$1,202,000   7.875%, 12/01/15                                       $  1,247,075
   925,000   Host Marriott Corp.@
             7.125%, 11/01/13                                            966,625
 2,312,000   Leucadia National Corp.
             7.000%, 08/15/13                                          2,312,000
   324,000   Omega Healthcare Investors, Inc.
             7.000%, 04/01/14                                            326,835
 1,850,000   Senior Housing Properties Trust
             7.875%, 04/15/15                                          1,942,500
                                                                    ------------
                                                                       8,761,863
                                                                    ------------
             HEALTH CARE (5.0%)
 1,572,000   Ameripath, Inc.
             10.500%, 04/01/13                                         1,674,180
 1,165,000   Bausch & Lomb, Inc.
             7.125%, 08/01/28                                          1,264,322
   925,000   Beverly Enterprises, Inc.
             7.875%, 06/15/14                                            994,375
   925,000   Bio-Rad Laboratories, Inc.
             7.500%, 08/15/13                                            985,125
    92,000   Omnicare, Inc.@
             6.875%, 12/15/15                                             93,840
 1,850,000   Psychiatric Solutions, Inc.
             7.750%, 07/15/15                                          1,919,375
   832,000   Quintiles Transnational Corp.
             10.000%, 10/01/13                                           931,840
 1,572,000   Tenet Healthcare Corp.*
             9.250%, 02/01/15                                          1,568,070
 1,387,000   Vanguard Health Systems, Inc.
             9.000%, 10/01/14                                          1,480,623
                                                                    ------------
                                                                      10,911,750
                                                                    ------------
             INDUSTRIALS (9.1%)
 1,433,000   Accuride Corp.
             8.500%, 02/01/15                                          1,418,670
   925,000   American Airlines, Inc.
             7.250%, 02/05/09                                            908,813
 1,387,000   Armor Holdings, Inc.@
             8.250%, 08/15/13                                          1,497,960
 1,850,000   Columbus McKinnon Corp.*
             8.875%, 11/01/13                                          1,933,250
 1,988,000   Commercial Vehicle Group, Inc.*
             8.000%, 07/01/13                                          1,973,090
   925,000   Gardner Denver, Inc.
             8.000%, 05/01/13                                            975,875
   740,000   General Cable Corp.
             9.500%, 11/15/10                                            788,100
 1,387,000   Greenbrier Companies, Inc.
             8.375%, 05/15/15                                          1,421,675
   925,000   JLG Industries, Inc.
             8.250%, 05/01/08                                            973,562
 1,850,000   Mobile Mini, Inp.
             9.500%, 07/01/13                                          2,041,937
   555,000   Monitronics International, Inc.@
             11.750%, 09/01/10                                           550,838
 2,034,000   Navistar International Corp.@
             7.500%, 06/15/11                                          1,947,555
 1,600,000   Terex Corp.
             7.375%, 01/15/14                                          1,592,000
$1,850,000   Wesco Distribution Inc.*@
             7.500%, 10/15/17                                       $  1,870,812
                                                                    ------------
                                                                      19,894,137
                                                                    ------------
             INFORMATION TECHNOLOGY (3.7%)
 1,850,000   Advanced Micro Devices, Inc.++
             7.750%, 11/01/12                                          1,877,750
    92,000   Avago Technologies*@
             11.875%, 12/01/15                                            93,150
 1,850,000   Celestica, Inc.
             7.625%, 07/01/13                                          1,833,813
 2,774,000   SunGard Data Systems Inc.*@
             9.125%, 08/15/13                                          2,884,960
 1,572,000   Telcordia Technologies*
             10.000%, 03/15/13                                         1,446,240
                                                                    ------------
                                                                       8,135,913
                                                                    ------------
             MATERIALS (4.0%)
             Aleris International, Inc.
   786,000   10.375%, 10/15/10                                           862,635
   786,000   9.000%, 11/15/14                                            813,510
 2,774,000   Equistar Chemicals, LP
             10.625%, 05/01/11                                         3,065,270
    92,000   Gibraltar Industries, Inc.*
             8.000%, 12/01/15                                            93,150
 1,387,000   Neenah Paper, Inc.
             7.375%, 11/15/14                                          1,258,703
 1,850,000   U.S. Concrete, Inc.@
             8.375%, 04/01/14                                          1,854,625
             Union Carbide Corp.
   462,000   7.875%, 04/01/23                                            514,408
   231,000   7.500%, 06/01/25@                                           252,143
                                                                    ------------
                                                                       8,714,444
                                                                    ------------
             TELECOMMUNICATION SERVICES (1.6%)
   879,000   IPCS Escrow Company
             11.500%, 05/01/12                                         1,013,048
 2,321,000   Syniverse Technologies, Inc.
             7.750%, 08/15/13                                          2,350,012
                                                                    ------------
                                                                       3,363,060
                                                                    ------------
             TOTAL CORPORATE
             BONDS
             (Cost $121,124,856)                                     122,761,852
                                                                    ------------
CONVERTIBLE BONDS (22.4%)
             CONSUMER DISCRETIONARY (1.5%)
 1,750,000   Deutsche Bank, LUX (USA
             Interactive)*++
             4.450%, 05/01/12                                          2,208,281
 1,000,000   Lamar Advertising Company@
             2.875%, 12/31/10                                          1,061,250
                                                                    ------------
                                                                       3,269,531
                                                                    ------------
             CONSUMER STAPLES (0.8%)
 1,500,000   Church & Dwight Company, Inc.
             5.250%, 08/15/33                                          1,813,125
                                                                    ------------
             ENERGY (1.8%)
 3,000,000   Cal Dive International, Inc.*
             3.250%, 12/15/25                                          4,050,000
                                                                    ------------

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
  AMOUNT                                                                VALUE
----------                                                           -----------
             FINANCIALS (2.1%)
$2,000,000   BlackRock, Inc.@
             2.625%, 02/15/35                                        $ 2,320,000
 2,000,000   GATX Corp.
             7.500%, 02/01/07                                          2,347,500
                                                                     -----------
                                                                       4,667,500
                                                                     -----------
             HEALTH CARE (5.0%)
 2,200,000   Emdeon Corp.*
             3.125%, 09/01/25                                          1,831,500
 2,450,000   Invitrogen Corp.@
             1.500%, 02/15/24                                          2,082,500
 2,000,000   LifePoint Hospitals, Inc.*@
             3.250%, 08/15/25                                          1,832,500
 3,500,000   Valeant Pharmaceuticals International@
             4.000%, 11/15/13                                          3,001,250
 2,000,000   Wyeth++
             3.320%, 01/15/24                                          2,073,080
                                                                     -----------
                                                                      10,820,830
                                                                     -----------
             INDUSTRIALS (4.2%)
 2,100,000   L-3 Communications Holdings*
             3.000%, 08/01/35                                          2,086,875
 2,000,000   Lockheed Martin Corp.++
             4.090%, 08/15/33                                          2,142,760
 2,000,000   Quanta Services, Inc.
             4.500%, 10/01/23                                          2,630,000
 4,200,000   Roper Industries, Inc.++
             1.481%, 01/15/34                                          2,320,500
                                                                     -----------
                                                                       9,180,135
                                                                     -----------
             INFORMATION TECHNOLOGY (6.4%)
 2,000,000   Advanced Micro Devices, Inc.
             4.750%, 02/01/22                                          2,642,500
 3,000,000   CSG Systems International, Inc.
             2.500%, 06/15/24                                          2,943,750
 2,400,000   DST Systems, Inc.
             4.125%, 08/15/23                                          3,192,000
 2,000,000   Euronet Worldwide, Inc.*
             3.500%, 10/15/25                                          1,940,000
 1,200,000   Liberty Media Corp.
             3.500%, 01/15/31                                          1,233,000
 2,000,000   LSI Logic Corp.
             4.000%, 05/15/10                                          1,927,500
                                                                     -----------
                                                                      13,878,750
                                                                     -----------
             UTILITIES (0.6%)
   600,000   GBP Scottish and Southern Energy, PLC
             3.750%, 10/29/09                                          1,216,801
                                                                     -----------
             TOTAL CONVERTIBLE BONDS
             (Cost $47,316,430)                                       48,896,672
                                                                     -----------
             SYNTHETIC CONVERTIBLE SECURITIES (5.4%)
             CORPORATE BONDS (4.6%)
             CONSUMER DISCRETIONARY (1.4%)
    83,000   Aztar Corp.@
             7.875%, 06/15/14                                             87,357
$   24,000   DIRECTV Financing Company, Inc.
             8.375%, 03/15/13                                        $    25,920
     8,000   EchoStar DBS Corporation
             6.625%, 10/01/14                                              7,710
   113,000   GBP EMI Group, PLC
             9.750%, 05/20/08                                            210,727
             Ford Motor Company
   173,000   7.875%, 06/15/10                                            155,822
   113,000   7.450%, 07/16/31                                             77,405
    77,000   8.625%, 11/01/10                                             70,290
    15,000   General Motors Corp.
             7.125%, 07/15/13                                              9,975
             Goodyear Tire & Rubber Company@
   113,000   7.857%, 08/15/11                                            110,740
   113,000   7.000%, 03/15/28                                             94,920
   158,000   GSC Holdings Corp. (Gamestop, Inc.)*@
             8.000%, 10/01/12                                            149,310
    38,000   Houghton Mifflin Company@
             9.875%, 02/01/13                                             40,802
    66,000   Hovnanian Enterprises, Inc.@
             7.750%, 05/15/13                                             65,480
    75,000   IMAX Corp.@
             9.625%, 12/01/10                                             77,625
   154,000   Intrawest Corp.
             7.500%, 10/15/13                                            156,695
   117,000   Jarden Corp.@
             9.750%, 05/01/12                                            121,095
   135,000   La Quinta, Corp.
             8.875%, 03/15/11                                            147,319
   113,000   Landry's Restaurants, Inc.
             7.500%, 12/15/14                                            106,220
    75,000   Mandalay Resort Group@
             7.625%, 07/15/13                                             78,187
   150,000   NCL Holding, ASA
             10.625%, 07/15/14                                           155,625
   188,000   Oxford Industries, Inc.
             8.875%, 06/01/11                                            192,465
    23,000   Phillips-Van Heusen Corp.
             8.125%, 05/01/13                                             24,380
   113,000   Pinnacle Entertainment, Inc.@
             8.750%, 10/01/13                                            120,910
    11,000   RH Donnelley Financial Corp.*
             10.875%, 12/15/12                                            12,457
    75,000   CAD Rogers Cable, Inc.
             7.250%, 12/15/11                                             66,945
    75,000   CAD Rogers Wireless, Inc.
              7.625%, 12/15/11                                            69,197
    23,000   Russell Corp.
             9.250%, 05/01/10                                             23,431
    90,000   Vail Resorts, Inc.
             6.750%, 02/15/14                                             90,450
    75,000   GBP Warner Music Group
             8.125%, 04/15/14                                            134,037
             WCI Communities, Inc.@
   150,000   6.625%, 03/15/15                                            131,250
    68,000   7.875%, 10/01/13                                             64,430

               See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
 $  8,000   William Lyon Homes, Inc.
            10.750%, 04/01/13                                         $    8,300
    4,000   Wynn Las Vegas, LLC
            6.625%, 12/01/14                                               3,910
                                                                      ----------
                                                                       2,891,386
                                                                      ----------
            CONSUMER STAPLES (0.5%)
  150,000   Central Garden & Pet Company
            9.125%, 02/01/13                                             159,000
   83,000   Chattem, Inc.
            7.000%, 03/01/14                                              84,660
            Dole Food Company, Inc.
   75,000   7.250%, 06/15/10                                              73,125
   38,000   8.875%, 03/15/11                                              39,140
   86,000   Herbalife, Ltd.
            9.500%, 04/01/11                                              93,310
  188,000   Jean Coutu Group, Inc.@
            8.500%, 08/01/14                                             172,960
   53,000   NBTY, Inc.*
            7.125%, 10/01/15                                              50,748
   68,000   Playtex Products, Inc.
            8.000%, 03/01/11                                              72,760
   75,000   Revlon, Inc.
            9.500%, 04/01/11                                              68,812
  188,000   Smithfield Foods, Inc.
            7.750%, 05/15/13                                             199,750
            Spectrum Brands, Inc.@
   60,000   8.500%, 10/01/13                                              52,650
   38,000   7.375%, 02/01/15                                              31,920
                                                                      ----------
                                                                       1,098,835
                                                                      ----------
            ENERGY (0.5%)
   75,000   Arch Western Finance, LLC
            6.750%, 07/01/13                                              76,781
   75,000   Chesapeake Energy Corp.@
            6.875%, 01/15/16                                              77,250
  113,000   Comstock Resources, Inc.
            6.875%, 03/01/12                                             111,164
  113,000   Giant Industries, Inc.
            8.000%, 05/15/14                                             117,238
  143,000   KCS Energy, Inc.
            7.125%, 04/01/12                                             143,357
   97,000   Paramount Resources Ltd.
            8.500%, 01/31/13                                             100,153
  203,000   Petroleo Brasileiro, SA@
            8.375%, 12/10/18                                             226,345
  113,000   Swift Energy Company@
            9.375%, 05/01/12                                             122,040
  150,000   Williams Companies, Inc.
            7.750%, 06/15/31                                             159,000
                                                                      ----------
                                                                       1,133,328
                                                                      ----------
            FINANCIALS (0.3%)
            E*TRADE FINANCIAL Corp.
  157,000   7.375%, 09/15/13*                                            159,747
   98,000   7.875%, 12/01/15                                             101,675
   75,000   Host Marriott Corp.@
            7.125%, 11/01/13                                              78,375
  188,000   Leucadia National Corp.
            7.000%, 08/15/13                                             188,000
 $ 26,000   Omega Healthcare Investors, Inc.
            7.000%, 04/01/14                                          $   26,228
  150,000   Senior Housing Properties Trust
            7.875%, 04/15/15                                             157,500
                                                                      ----------
                                                                         711,525
                                                                      ----------
            HEALTH CARE (0.4%)
  128,000   Ameripath, Inc.
            10.500%, 04/01/13                                            136,320
   95,000   Bausch & Lomb, Inc.
            7.125%, 08/01/28                                             103,099
   75,000   Beverly Enterprises, Inc.
            7.875%, 06/15/14                                              80,625
   75,000   Bio-Rad Laboratories, Inc.
            7.500%, 08/15/13                                              79,875
    8,000   Omnicare, Inc.@
            6.875%, 12/15/15                                               8,160
  150,000   Psychiatric Solutions, Inc.
            7.750%, 07/15/15                                             155,625
   68,000   Quintiles Transnational Corp.
            10.000%, 10/01/13                                             76,160
  128,000   Tenet Healthcare Corp.*
            9.250%, 02/01/15                                             127,680
  113,000   Vanguard Health Systems, Inc.
            9.000%, 10/01/14                                             120,628
                                                                      ----------
                                                                         888,172
                                                                      ----------
            INDUSTRIALS (0.8%)
  117,000   Accuride Corp.
            8.500%, 02/01/15                                             115,830
   75,000   American Airlines, Inc.
            7.250%, 02/05/09                                              73,688
  113,000   Armor Holdings, Inc.@
            8.250%, 08/15/13                                             122,040
  150,000   Columbus McKinnon Corp.*
            8.875%, 11/01/13                                             156,750
  162,000   Commercial Vehicle Group, Inc.*
            8.000%, 07/01/13                                             160,785
   75,000   Gardner Denver, Inc.
            8.000%, 05/01/13                                              79,125
   60,000   General Cable Corp.
            9.500%, 11/15/10                                              63,900
  113,000   Greenbrier Companies, Inc.
            8.375%, 05/15/15                                             115,825
   75,000   JLG Industries, Inc.
            8.250%, 05/01/08                                              78,937
  150,000   Mobile Mini, Inc.
            9.500%, 07/01/13                                             165,562
   45,000   Monitronics International, Inc.@
            11.750%, 09/01/10                                             44,663
  166,000   Navistar International Corp.@
            7.500%, 06/15/11                                             158,945
  130,000   Terex Corp.
            7.375%, 01/15/14                                             129,350
  150,000   Wesco Distribution Inc.*@
            7.500%, 10/15/17                                             151,687
                                                                      ----------
                                                                       1,617,087
                                                                      ----------
            INFORMATION TECHNOLOGY (0.3%)
  150,000   Advanced Micro Devices, Inc.++
            7.750%, 11/01/12                                             152,250

               See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
  AMOUNT                                                                 VALUE
---------                                                             ----------
 $  8,000   Avago Technologies*@
            11.875%, 12/01/15                                         $    8,100
  150,000   Celestica, Inc.
            7.625%, 07/01/13                                             148,688
  226,000   SunGard Data Systems Inc.*@
            9.125%, 08/15/13                                             235,040
  128,000   Telcordia Technologies*
            10.000%, 03/15/13                                            117,760
                                                                      ----------
                                                                         661,838
                                                                      ----------
            MATERIALS (0.3%)
            Aleris International, Inc.
   64,000   10.375%, 10/15/10                                             70,240
   64,000   9.000%, 11/15/14                                              66,240
  226,000   Equistar Chemicals, LP
            10.625%, 05/01/11                                            249,730
    8,000   Gibraltar Industries, Inc.*
            8.000%, 12/01/15                                               8,100
  113,000   Neenah Paper, Inc.
            7.375%, 11/15/14                                             102,547
  150,000   U.S. Concrete, Inc.@
            8.375%, 04/01/14                                             150,375
            Union Carbide Corp.
   38,000   7.875%, 04/01/23                                              42,311
   19,000   7.500%, 06/01/25@                                            20,739
                                                                      ----------
                                                                         710,282
                                                                      ----------
            TELECOMMUNICATION SERVICES (0.1%)
   71,000   IPCS Escrow Company
            11.500%, 05/01/12                                             81,828
  189,000   Syniverse Technologies, Inc.
            7.750%, 08/15/13                                             191,362
                                                                         273,190
                                                                      ----------
               TOTAL CORPORATE BONDS                                   9,985,643
                                                                      ----------

NUMBER OF
CONTRACTS                                                                 VALUE
---------                                                               --------
            OPTIONS (0.8%)
            CONSUMER DISCRETIONARY (0.2%)
      100   eBay, Inc.#
            Call, 01/20/07, Strike $42.50                                 72,000
      445   Home Depot, Inc.#
            Call, 01/20/07, Strike $40.00                                222,500
       25   Lowe's Companies, Inc.#
            Call, 01/19/08, Strike $70.00                                 26,000
       35   Tiffany & Co.#
            Call, 01/19/08, Strike $40.00                                 24,850
      430   YUM! Brands, Inc.#
            Call, 01/20/07, Strike $50.00                                174,150
                                                                        --------
                                                                         519,500
                                                                        --------
            CONSUMER STAPLES (0.0%)
       40   PepsiCo, Inc.#
            Call, 01/19/08, Strike $60.00                                 26,400
                                                                        --------
            ENERGY (0.1%)
       15   Anadarko Petroleum Corp.#
            Call, 01/19/08, Strike $95.00                                 28,575
       20   BJ Services Company#
            Call, 01/19/08, Strike $40.00                               $ 12,700
       20   Devon Energy (Chevron) Corp.#
            Call, 01/19/08, Strike $65.00                                 24,900
       20   Diamond Offshore Drilling, Inc.#
            Call, 01/19/08, Strike $70.00                                 27,800
       15   Nabors Industries Ltd.#
            Call, 01/19/08, Strike $75.00                                 24,675
       20   Petroleo Brasileiro, SA#
            Call, 01/19/08, Strike $70.00                                 28,900
       15   Schlumberger, Ltd.#
            Call, 01/19/08, Strike $100.00                                25,350
       15   Sunoco, Inc.#
            Call, 01/19/08, Strike $75.00                                 28,500
       30   Weatherford International, Ltd.#
            Call, 01/19/08, Strike $35.00                                 25,050
       25   XTO Energy, Inc.#
            Call, 01/19/08, Strike $45.00                                 24,125
                                                                        --------
                                                                         250,575
                                                                        --------
            FINANCIALS (0.1%)
       35   Aon Corp.#
            Call, 01/19/08, Strike $35.00                                 25,375
      100   Charles Schwab Corp.#
            Call, 01/19/08, Strike $15.00                                 27,750
        5   Chicago Mercantile Exchange
            Holdings, Inc.#
            Call, 01/19/08, Strike $360.00                                46,825
       15   CIT Group, Inc.#
            Call, 01/19/08, Strike $50.00                                 14,550
       50   E*TRADE FINANCIAL Corp.#
            Call, 01/19/08, Strike $20.00                                 28,750
       15   Goldman Sachs Group, Inc.#
            Call, 01/19/08, Strike $130.00                                30,450
       15   Legg Mason, Inc.#
            Call, 01/20/07, Strike $120.00                                26,625
       10   Lehman Brothers Holdings, Inc.#
            Call, 01/19/08, Strike $125.00                                25,200
       23   Merrill Lynch & Company, Inc.#
            Call, 01/19/08, Strike $70.00                                 20,930
       20   Prudential Financial, Inc.#
            Call, 01/19/08, Strike $75.00                                 22,500
       40   State Street Corp.#
            Call, 01/19/08, Strike $60.00                                 26,200
                                                                        --------
                                                                         295,155
                                                                        --------
            HEALTH CARE (0.1%)
       15   Aetna, Inc.#
            Call, 01/19/08, Strike $100.00                                25,575
       15   Allergan, Inc.#
            Call, 01/19/08, Strike $110.00                                29,025
       40   AmerisourceBergen Corp.#
            Call, 01/19/08, Strike $40.00                                 32,400
       15   Express Scripts, Inc.#
            Call, 01/19/08, Strike $90.00                                 21,900
       35   Teva Pharmaceutical Industries,
            Ltd.#
            Call, 01/19/08, Strike $45.00                                 25,200

               See accompanying Notes to Schedule of Investments

                                HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                                VALUE
---------                                                            -----------
       20   UnitedHealth Group, Inc.#
            Call, 01/19/08, Strike $60.00                            $    27,100
                                                                     -----------
                                                                         161,200
                                                                     -----------
            INDUSTRIALS (0.0%)
       10   Burlington Northern Santa Fe
            Corp.#
            Call, 01/19/08, Strike $60.00                                 18,150
                                                                     -----------
            INFORMATION TECHNOLOGY (0.2%)
       30   Advanced Micro Devices, Inc. #
            Call, 01/19/08, Strike $25.00                                 33,450
       30   Agilent Technologies, Inc.#
            Call, 01/19/08, Strike $35.00                                 17,850
       15   Apple Computer, Inc.#
            Call, 01/19/08, Strike $75.00                                 26,250
       75   Electronic Data Systems Corp.#
            Call, 01/19/08, Strike $25.00                                 28,125
        5   Google, Inc.#
            Call, 01/19/08, Strike $430.00                                48,325
       50   Hewlett-Packard Company #
            Call, 01/19/08, Strike $30.00                                 23,250
       15   Intuit, Inc.#
            Call, 01/19/08, Strike $55.00                                 13,500
       60   Micron Technology, Inc.#
            Call, 01/19/08, Strike $12.50                                 21,000
       50   Motorola, Inc.#
            Call, 01/19/08, Strike $22.50                                 23,500
       35   National Semiconductor Corp.#
            Call, 01/19/08, Strike $25.00                                 23,625
       25   NVIDIA Corp.#
            Call, 01/19/08, Strike $35.00                                 25,375
       20   Sandisk Corp. #
            Call, 01/19/08, Strike $65.00                                 38,560
                                                                     -----------
                                                                         322,810
                                                                     -----------
            MATERIALS (0.1%)
       30   Freeport-McMoRan Copper &
            Gold, Inc.#
            Call, 01/19/08, Strike $55.00                                 28,800
       45   Goldcorp, Inc.#
            Call, 01/20/07, Strike $20.00                                 24,300
       10   Phelps Dodge Corp.#
            Call, 01/19/08, Strike $145.00                                31,750
                                                                     -----------
                                                                          84,850
                                                                     -----------
            TELECOMMUNICATION SERVICES (0.0%)
       30   America Movil S.A. de C.V.#
            Call, 01/19/08, Strike $30.00                                 20,100
       50   American Tower Corp.#
            Call, 01/19/08, Strike $27.50                                 25,750
       17   Crown Castle International Corp.#
            Call, 01/19/08, Strike $25.00                                 12,410
       25   NII Holdings, Inc.#
            Call, 01/19/08, Strike $45.00                            $    25,875
                                                                     -----------
                                                                          84,135
                                                                     -----------
               TOTAL OPTIONS                                           1,762,775
                                                                     -----------
            TOTAL SYNTHETIC
            CONVERTIBLE
            SECURITIES
            (Cost $11,886,469)                                        11,748,418
                                                                     -----------

NUMBER OF
SHARES                                                                   VALUE
---------                                                             ----------
CONVERTIBLE PREFERRED STOCKS (13.6%)
            CONSUMER DISCRETIONARY (0.1%)
    6,000   Ford Motor Company Capital
            Trust II
            6.500%                                                       165,600
                                                                      ----------
            CONSUMER STAPLES (0.9%)
   50,000   Constellation Brands, Inc.
            5.750%                                                     1,951,500
                                                                      ----------
            ENERGY (1.3%)
   20,000   Chesapeake Energy Corp.*
            5.000%                                                     2,747,500
                                                                      ----------
            FINANCIALS (5.7%)
2,500,000   Fortis, NV (Assurant)*
            7.750%                                                     3,028,125
   35,000   Hartford Financial Services
            Group, Inc.
            7.000%                                                     2,699,550
   75,000   Lazard, Ltd.
            6.625%                                                     2,223,750
   40,000   Lehman Brothers Holdings, Inc.
            6.250%                                                     1,051,600
   90,000   Merrill Lynch & Company, Inc.
            6.750%                                                     3,550,590
                                                                      ----------
                                                                      12,553,615
                                                                      ----------
            INDUSTRIALS (3.2%)
1,200,000   GBP BAE Systems, PLC
            7.750%                                                     3,853,397
   25,000   Northrop Grumman Corp.
            7.000%                                                     3,179,250
                                                                      ----------
                                                                       7,032,647
                                                                      ----------
            UTILITIES (2.4%)
   35,000   CenterPoint Energy, Inc.++
            2.000%                                                     1,177,330
   50,000   TXU Corp.
            8.125%                                                     4,034,000
                                                                      ----------
                                                                       5,211,330
                                                                      ----------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $23,988,136)                                        29,662,192
                                                                      ----------

                See accompanying Notes to Schedule of Investments

                                 HIGH YIELD FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
SHARES                                                                    VALUE
---------                                                               --------
PREFERRED STOCK (0.4%)
            CONSUMER DISCRETIONARY (0.4%)
   35,000   Tommy Hilfiger Corp.
            9.000%
            (Cost $930,053)                                             $884,100
                                                                        --------

PRINCIPAL
AMOUNT                                                                    VALUE
---------                                                               --------
SHORT-TERM INVESTMENT (0.4%)
 $870,000   Citigroup, Inc.
            4.110%, 01/03/06
            (Cost $869,801)                                              869,801
                                                                         -------

NUMBER OF
SHARES                                                                 VALUE
---------                                                          ------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (16.2%)
35,223,967   Bank of New York Institutional
             Cash Reserve Fund
             current rate 4.363%
             (Cost $35,223,967)                                      35,223,967
                                                                   ------------
TOTAL INVESTMENTS (114.7%)
(Cost $241,339,712)                                                 250,047,002
                                                                   ------------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-16.2%)                                          (35,223,967)
                                                                   ------------
OTHER ASSETS, LESS LIABILITIES
(1.5%)                                                                3,168,821
                                                                   ------------
NET ASSETS (100.0%)                                                $217,991,856
                                                                   ------------

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $26,617,856 or 12.2% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at December 31, 2005.

FOREIGN CURRENCY ABBREVIATIONS
CAD  Canadian Dollar
GBP  British Pound Sterling

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

               See accompanying Notes to Schedules of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                          ------------
CONVERTIBLE BONDS (69.9%)
                 CONSUMER DISCRETIONARY (9.4%)
$ 4,500,000      Best Buy Company, Inc.@
                 2.250%, 01/15/22                                   $  4,910,625
  8,250,000      Deutsche Bank, LUX (USA
                 Interactive)*++
                 4.450%, 05/01/12                                     10,410,469
 10,400,000      Goodyear Tire & Rubber
                 Company*
                 4.000%, 06/15/34                                     16,276,000
  3,000,000      Grey Global Group, Inc@
                 5.000%, 10/15/33                                      3,600,000
 15,500,000      International Game Technology
                 0.000%, 01/29/33                                     10,404,375
 25,720,000      Liberty Media Corp. (Time
                 Warner)
                 0.750%, 03/30/23                                     27,649,000
  9,500,000      Lowe's Companies, Inc.++
                 0.861%, 10/19/21                                     11,067,500
  7,170,000      Scientific Games Corp.*
                 0.750%, 12/01/24                                      7,716,712
                                                                    ------------
                                                                      92,034,681
                                                                    ------------
                 CONSUMER STAPLES (1.4%)
  7,000,000      Church & Dwight Company, Inc.
                 5.250%, 08/15/33                                      8,461,250
  5,250,000      Nestle Holdings, Inc.
                 0.000%, 06/11/08                                      5,325,373
                                                                    ------------
                                                                      13,786,623
                                                                    ------------
                 ENERGY (8.7%)
  7,000,000      Cooper Cameron Corp.@*
                 1.500%, 05/15/24                                      9,170,000
  5,600,000      Diamond Offshore Drilling, Inc.@
                 1.500%, 04/15/31                                      8,043,000
  8,000,000      Grey Wolf, Inc.++
                 4.004%, 04/01/24                                     11,036,000
                 Halliburton Company, Inc.
  4,500,000      3.125%, 07/15/23*@                                    7,717,500
  1,100,000      3.125%, 07/15/23                                      1,886,500
  9,000,000      Nabors Industries, Inc.
                 0.000%, 06/15/23                                     10,653,750
 15,000,000      Schlumberger, NV
                 (Schlumberger, Ltd.)
                 2.125%, 06/01/23                                     19,500,000
  5,000,000      SEACOR Holdings, Inc.@
                 2.875%, 12/15/24                                      5,537,500
  7,500,000      Veritas DGC, Inc.*++
                 3.741%, 03/15/24                                     12,003,000
                                                                    ------------
                                                                      85,547,250
                                                                    ------------
                 FINANCIALS (9.1%)
 12,000,000      Bank of America Corp.
                 (NASDAQ 100)
                 0.250%, 01/26/10                                     12,487,200
 13,000,000      Financial Federal Corp.*
                 2.000%, 04/15/34                                     14,072,500
 12,000,000      Franklin Resources, Inc.@
                 0.000%, 05/11/31                                     10,650,000
                 HCC Insurance Holdings, Inc.
$ 5,235,000      1.300%, 04/01/23                                   $  6,956,006
  5,000,000      2.000%, 09/01/21                                      7,056,250
  6,250,000      LandAmerica Financial Group,
                 Inc.@
                 3.125%, 11/15/33                                      6,718,750
 15,875,000      Travelers Property Casualty Corp.
                 4.500%, 04/15/32                                     15,722,600
 15,000,000      Wachovia Corp. (Halliburton,
                 Nabors Industries, Amerada Hess)
                 0.250%, 12/15/10                                     15,150,000
                                                                    ------------
                                                                      88,813,306
                                                                    ------------
                 HEALTH CARE (16.2%)
 37,750,000      Amgen, Inc.
                 0.000%, 03/01/32                                     29,633,750
  5,233,000      Community Health Systems, Inc.
                 4.250%, 10/15/08                                      6,004,868
 10,850,000      Emdeon Corp.*
                 3.125%, 09/01/25                                      9,032,625
 16,500,000      Laboratory Corporation of
                 America Holdings@
                 0.000%, 09/11/21                                     12,663,750
 29,000,000      Medtronic, Inc.@
                 1.250%, 09/15/21                                     29,507,500
  7,500,000      Omnicare, Inc.@
                 3.250%, 12/15/35                                      7,481,250
 12,750,000      ResMed, Ltd.
                 4.000%, 06/20/06                                     16,144,687
 14,000,000      Roche Holdings, Inc.
                 0.000%, 07/25/21                                     11,235,000
                 Teva Pharmaceutical Industries, Ltd.
  6,500,000      0.250%, 02/01/24                                      8,125,000
  5,500,000      0.500%, 02/01/24@                                     6,558,750
  9,950,000      Watson Pharmaceuticals, Inc.@
                 1.750%, 03/15/23                                      9,527,125
 12,000,000      Wyeth@++
                 3.320%, 01/15/24                                     12,438,480
                                                                    ------------
                                                                     158,352,785
                                                                    ------------
                 INDUSTRIALS (6.8%)
                 Alliant Techsystems, Inc.@
  5,800,000      3.000%, 08/15/24*                                     6,815,000
    650,000      2.750%, 02/15/24                                        704,437
 17,000,000      CSX Corp.@
                 0.000%, 10/30/21                                     16,320,000
 13,500,000      Fluor Corp.@
                 1.500%, 02/15/24                                     19,321,875
 10,000,000      Lockheed Martin Corp.@++
                 4.090%, 08/15/33                                     10,713,800
  8,000,000   EUR Siemens, AG
                 1.375%, 06/04/10                                     12,316,988
                                                                    ------------
                                                                      66,192,100
                                                                    ------------
                 INFORMATION TECHNOLOGY (15.0%)
  5,000,000      ADC Telecommunications, Inc.@
                 1.000%, 06/15/08                                      5,018,750
  9,500,000      Advanced Micro Devices, Inc.@++
                 4.750%, 02/01/22                                     12,551,875

               See accompanying Notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
 ---------                                                          ------------
$11,200,000   Cadence Design Systems, Inc.@
              0.000%, 08/15/23                                      $ 12,642,000
 13,300,000   CSG Systems International, Inc.*
              2.500%, 06/15/24                                        13,050,625
 14,350,000   DST Systems, Inc.@
              4.125%, 08/15/23                                        19,085,500
 10,000,000   Fair Isaac Corp.@
              1.500%, 08/15/23                                        11,137,500
  3,378,000   Flextronics International, Ltd.@
              1.000%, 08/01/10                                         3,095,093
  6,400,000   Harris Corp.
              3.500%, 08/15/22                                        12,352,000
 10,000,000   Juniper Networks, Inc.*
              0.000%, 06/15/08                                        11,937,500
  2,500,000   LSI Logic Corp.@
              4.000%, 05/15/10                                         2,409,375
  5,400,000   Novell, Inc.
              0.500%, 07/15/24                                         5,157,000
  6,250,000   Photronics, Inc.
              2.250%, 04/15/08                                         6,953,125
  9,500,000   Safenet, Inc.*@
              2.500%, 12/15/10                                         9,464,375
 12,000,000   Sybase, Inc.*
              1.750%, 02/22/25                                        12,360,000
  4,900,000   Yahoo!, Inc.
              0.000%, 04/01/08                                         9,414,125
                                                                    ------------
                                                                     146,628,843
                                                                    ------------
              MATERIALS (2.7%)
 18,000,000   Anglo American, PLC
              3.375%, 04/17/07                                        26,594,165
                                                                    ------------
              UTILITIES (0.6%)
              CenterPoint Energy, Inc.
  3,000,000   2.875%, 01/15/24@                                        3,243,750
  2,000,000   3.750%, 05/15/23                                         2,360,000
                                                                    ------------
                                                                       5,603,750
                                                                    ------------
              TOTAL CONVERTIBLE
              BONDS
              (Cost $630,551,454)                                    683,553,503
                                                                    ------------
SYNTHETIC CONVERTIBLE SECURITIES (8.8%)
              CONVERTIBLE BONDS (7.6%)
              FINANCIALS (3.1%)
28,500,000    Merrill Lynch & Company, Inc.@
              0.000%, 03/13/32                                        30,352,500
                                                                    ------------
              HEALTH CARE (2.2%)
18,500,000    Genzyme Corp.@
              1.250%, 12/01/23                                        20,974,375
                                                                    ------------
              INDUSTRIALS (2.3%)
23,000,000    L-3 Communications Holdings*
              3.000%, 08/01/35                                        22,856,250
                                                                    ------------
              TOTAL CONVERTIBLE BONDS                                 74,183,125
                                                                    ------------

NUMBER OF
CONTRACTS                                                                VALUE
---------                                                             ----------
            OPTIONS (1.2%)
            CONSUMER DISCRETIONARY (0.0%)
      220   Lowe's Companies, Inc.#
            Call, 01/19/08, Strike $70.00                             $  228,800
      310   Tiffany & Co.#
            Call, 01/19/08, Strike $40.00                                220,100
                                                                      ----------
                                                                         448,900
                                                                      ----------
            CONSUMER STAPLES (0.0%)
      375   PepsiCo, Inc.#
            Call, 01/19/08, Strike $60.00                                247,500
                                                                      ----------
            ENERGY (0.2%)
      135   Anadarko Petroleum Corp.#
            Call, 01/19/08, Strike $95.00                                257,175
      185   BJ Services Company#
            Call, 01/19/08, Strike $40.00                                117,475
      185   Devon Energy (Chevron) Corp.#
            Call, 01/19/08, Strike $65.00                                230,325
      185   Diamond Offshore Drilling, Inc.#
            Call, 01/19/08, Strike $70.00                                257,150
      150   Nabors Industries, Ltd.#
            Call, 01/19/08, Strike $75.00                                246,750
      180   Petroleo Brasileiro, SA#
            Call, 01/19/08, Strike $70.00                                260,100
      145   Schlumberger, Ltd.#
            Call, 01/19/08, Strike $100.00                               245,050
      135   Sunoco, Inc.#
            Call, 01/19/08, Strike $75.00                                256,500
      290   Weatherford International, Ltd.#
            Call, 01/19/08, Strike $35.00                                242,150
      210   XTO Energy, Inc.#
            Call, 01/19/08, Strike $45.00                                202,650
                                                                      ----------
                                                                       2,315,325
                                                                      ----------
            FINANCIALS (0.3%)
      350   Aon Corp.#
            Call, 01/19/08, Strike $35.00                                253,750
      860   Charles Schwab Corp.#
            Call, 01/19/08, Strike $15.00                                238,650
       30   Chicago Mercantile Exchange
            Holdings, Inc.#
            Call, 01/19/08, Strike $360.00                               280,950
      145   CIT Group, Inc.#
            Call, 01/19/08, Strike $50.00                                140,650
      440   E*TRADE FINANCIAL Corp.#
            Call, 01/19/08, Strike $20.00                                253,000
      115   Goldman Sachs Group, Inc.#
            Call, 01/19/08, Strike $130.00                               233,450
      130   Legg Mason, Inc.#
            Call, 01/20/07, Strike $120.00                               230,750
      100   Lehman Brothers Holdings, Inc.#
            Call, 01/19/08, Strike $125.00                               252,000
      196   Merrill Lynch & Company, Inc.#
            Call, 01/19/08, Strike $70.00                                178,360
      190   Prudential Financial, Inc.#
            Call, 01/19/08, Strike $75.00                                213,750
      320   State Street Corp.#
            Call, 01/19/08, Strike $60.00                                209,600
                                                                      ----------
                                                                       2,484,910
                                                                      ----------

               See accompanying Notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                            -----------
            HEALTH CARE (0.2%)
      145   Aetna, Inc.#
            Call, 01/19/08, Strike $100.00                           $   247,225
      125   Allergan, Inc.#
            Call, 01/19/08, Strike $110.00                               241,875
      330   AmerisourceBergen Corp.#
            Call, 01/19/08, Strike $40.00                                267,300
      145   Express Scripts, Inc.#
            Call, 01/19/08, Strike $90.00                                211,700
      310   Teva Pharmaceutical Industries,
            Ltd.#
            Call, 01/19/08, Strike $45.00                                223,200
      180   UnitedHealth Group, Inc.#
            Call, 01/19/08, Strike $60.00                                243,900
                                                                     -----------
                                                                       1,435,200
                                                                     -----------
            INDUSTRIALS (0.0%)
       85   Burlington Northern Santa Fe
            Corp.#
            Call, 01/19/08, Strike $60.00                                154,275
                                                                     -----------
            INFORMATION TECHNOLOGY (0.3%)
      300   Advanced Micro Devices, Inc. #
            Call, 01/19/08, Strike $25.00                                334,500
      325   Agilent Technologies, Inc.#
            Call, 01/19/08, Strike $35.00                                193,375
      125   Apple Computer, Inc.#
            Call, 01/19/08, Strike $75.00                                218,750
      730   Electronic Data Systems Corp.#
            Call, 01/19/08, Strike $25.00                                273,750
       25   Google, Inc.#
            Call, 01/19/08, Strike $430.00                               241,625
      500   Hewlett-Packard Company #
            Call, 01/19/08, Strike $30.00                                232,500
      140   Intuit, Inc.#
            Call, 01/19/08, Strike $55.00                                126,000
      600   Micron Technology, Inc.#
            Call, 01/19/08, Strike $12.50                                210,000
      480   Motorola, Inc.#
            Call, 01/19/08, Strike $22.50                                225,600
      340   National Semiconductor Corp.#
            Call, 01/19/08, Strike $25.00                                229,500
      250   NVIDIA Corp.#
            Call, 01/19/08, Strike $35.00                                253,750
      140   Sandisk Corp. #
            Call, 01/19/08, Strike $65.00                                269,920
                                                                     -----------
                                                                       2,809,270
                                                                     -----------
            MATERIALS (0.1%)
      275   Freeport-McMoRan Copper &
            Gold, Inc.#
            Call, 01/19/08, Strike $55.00                                264,000
      500   Goldcorp, Inc.#
            Call, 01/20/07, Strike $20.00                                270,000
       80   Phelps Dodge Corp.#
            Call, 01/19/08, Strike $145.00                               254,000
                                                                     -----------
                                                                         788,000
                                                                     -----------
            TELECOMMUNICATION SERVICES (0.1%)
      300   America Movil S.A. de C.V.#
            Call, 01/19/08, Strike $30.00                                201,000
      430   American Tower Corp.#
            Call, 01/19/08, Strike $27.50                            $   221,450
      163   Crown Castle International Corp.#
            Call, 01/19/08, Strike $25.00                                118,990
      200   NII Holdings, Inc.#
            Call, 01/19/08, Strike $45.00                                207,000
                                                                     -----------
                                                                         748,440
                                                                     -----------
            TOTAL OPTIONS                                             11,431,820
                                                                     -----------
            TOTAL SYNTHETIC
            CONVERTIBLE
            SECURITIES
            (Cost $84,973,062)                                        85,614,945
                                                                     -----------

NUMBER OF
  SHARES                                                                VALUE
---------                                                            ----------
CONVERTIBLE PREFERRED STOCKS (10.9%)

            ENERGY (0.9%)
   80,000   Amerada Hess Corp.
            7.000%                                                     8,646,400
                                                                     -----------
            FINANCIALS (9.0%)
    6,100   Fortis, NV (Assurant)*
            7.750%                                                     7,388,625
  485,000   Genworth Financial, Inc.
            6.000%                                                    18,459,100
  325,000   Lazard, Ltd.
            6.625%                                                     9,636,250
  430,000   Lehman Brothers Holdings, Inc.
            6.250%                                                    11,304,700
  575,000   Metlife, Inc.
            6.375%                                                    15,841,250
  279,000   Morgan Stanley (Nuveen
            Investments)
            5.875%                                                    11,080,206
  260,930   Washington Mutual, Inc.
            5.375%                                                    14,155,453
                                                                     -----------
                                                                      87,865,584
                                                                     -----------
            INDUSTRIALS (0.2%)
   12,200   Northrop Grumman Corp.
            7.000%                                                     1,551,474
                                                                     -----------
            UTILITIES (0.8%)
  247,180   CenterPoint Energy, Inc.++
            2.000%                                                     8,314,641
                                                                     -----------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $88,606,197)                                       106,378,099
                                                                     -----------
COMMON STOCKS (9.2%)
            CONSUMER DISCRETIONARY (1.0%)
  360,000   Callaway Golf Company                                      4,982,400
  140,000   Career Education Corp.#@                                   4,720,800
                                                                     -----------
                                                                       9,703,200
                                                                     -----------
            FINANCIALS (3.2%)
  188,136   Chubb Corp.                                               18,371,480
  176,400   Prudential Financial, Inc.                                12,910,716
                                                                     -----------
                                                                      31,282,196
                                                                     -----------

               See accompanying Notes to Schedule of Investments

                                CONVERTIBLE FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 NUMBER OF
   SHARES                                                             VALUE
 ---------                                                       --------------
              HEALTH CARE (2.3%)
    172,148   Community Health Systems,
              Inc.# @                                            $    6,600,154
    198,360   WellPoint, Inc.#                                       15,827,145
                                                                 --------------
                                                                     22,427,299
                                                                 --------------
              INDUSTRIALS (2.5%)
    350,000   Boeing Company                                         24,584,000
                                                                 --------------
              INFORMATION TECHNOLOGY (0.2%)
    260,000   LSI Logic Corp.# @                                      2,080,000
                                                                 --------------
              TOTAL COMMON
              STOCKS
              (Cost $58,612,090)                                     90,076,695
                                                                 --------------
INVESTMENT OF CASH COLLATERAL FOR SECURITIES ON LOAN (12.3%)
120,693,606   Bank of New York Institutional
              Cash Reserve Fund
              current rate 4.363%
              (Cost $120,693,606)                                   120,693,606
                                                                 --------------
TOTAL INVESTMENTS (111.1%)
(Cost $983,436,409)                                               1,086,316,848
                                                                 --------------
PAYABLE UPON RETURN OF
SECURITIES LOANED (-12.3%)                                         (120,693,606)
                                                                 --------------
OTHER ASSETS, LESS LIABILITIES
(1.2%)                                                               12,369,709
                                                                 --------------
NET ASSETS (100.0%)                                              $  977,992,951
                                                                 --------------

NOTES TO SCHEDULE OF INVESTMENTS

Note: Market values for securities denominated in foreign currencies are shown in U.S. dollars. The principal amounts for such securities are shown in the respective foreign currency.

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $48,299,094 or 4.9% of net assets.

#    Non-income producing security.

@    Security, or portion of security, is on loan.

++ Variable rate security. The interest rate shown is the rate in effect at December 31, 2005.

FOREIGN CURRENCY ABBREVIATIONS
EUR   European Monetary Unit

               See accompanying Notes to Schedules of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                         ------------
CONVERTIBLE BONDS (40.2%)
              CONSUMER DISCRETIONARY (11.5%)
$ 1,500,000   CSK Auto, Inc.*
              3.375%, 08/15/25                                      $  1,395,000
  6,640,000   Dick's Sporting Goods, Inc.*<>
              1.606%, 02/18/24                                         4,656,300
  5,800,000   JAKKS Pacific, Inc.
              4.625%, 06/15/23                                         7,141,250
  8,100,000   Lamar Advertising Company<>
              2.875%, 12/31/10                                         8,596,125
  2,800,000   Lithia Motors, Inc.*<>
              2.875%, 05/01/14                                         2,723,000
  1,500,000   Navigant International, Inc.*
              4.875%, 11/01/23                                         1,353,750
  3,500,000   Pantry, Inc.*
              3.000%, 11/15/12                                         4,090,625
                                                                    ------------
                                                                      29,956,050
                                                                    ------------
              ENERGY (3.2%)
  5,400,000   Hanover Compressor Company<>
              4.750%, 01/15/14                                         6,183,000
  2,500,000   Willbros Group, Inc.*
              2.750%, 03/15/24                                         2,231,250
                                                                    ------------
                                                                       8,414,250
                                                                    ------------
              FINANCIALS (8.0%)
              American Equity Investment
              Life Holding Company<>
 12,500,000   5.250%, 12/06/24*                                       14,484,375
    575,000   5.250%, 12/06/24                                           666,281
  4,500,000   CompuCredit Corp.*
              3.625%, 05/30/25                                         4,848,750
  1,000,000   Encore Capital Group, Inc.*
              3.375%, 09/19/10                                           977,500
                                                                    ------------
                                                                      20,976,906
                                                                    ------------
              HEALTH CARE (9.0%)
  4,100,000   Conmed Corp.<>
              2.500%, 11/15/24                                         3,618,250
  6,700,000   Edwards Lifesciences Corp.<>
              3.875%, 05/15/33                                         6,624,625
  2,500,000   Encysive Pharmaceuticals, Inc.*
              2.500%, 03/15/12                                         1,981,250
  7,000,000   Henry Schein, Inc.*<>
              3.000%, 08/15/34                                         7,875,000
  3,000,000   OSI Pharmaceuticals, Inc.*
              2.000%, 12/15/25                                         3,401,250
                                                                    ------------
                                                                      23,500,375
                                                                    ------------
              INDUSTRIALS (6.3%)
              Alliant Techsystems, Inc.<>
  7,800,000   2.750%, 02/15/24                                         8,453,250
  5,120,000   2.750%, 02/15/24*                                        5,548,800
  1,950,000   GATX Corp.<>
              7.500%, 02/01/07                                         2,288,812
                                                                    ------------
                                                                      16,290,862
                                                                    ------------
              INFORMATION TECHNOLOGY (1.3%)
  1,150,000   Flextronics International, Ltd.<>
              1.000%, 08/01/10                                         1,053,688
$ 2,500,000   On Semiconductor Corp.*
              1.875%, 12/15/25                                      $  2,431,250
                                                                    ------------
                                                                       3,484,938
                                                                    ------------
              TELECOMMUNICATION SERVICES (0.9%)
  2,500,000   Dobson Communications Corp.*
              1.500%, 10/01/25                                         2,328,125
                                                                    ------------
              TOTAL CONVERTIBLE
              BONDS
              (Cost $103,905,647)                                    104,951,506
                                                                    ------------
SYNTHETIC CONVERTIBLE SECURITIES (31.0%)
CORPORATE BONDS (20.3%)
              CONSUMER DISCRETIONARY (10.7%)
  5,000,000   Beazer Homes USA, Inc.
              6.500%, 11/15/13                                         4,781,250
  2,500,000   Goodyear Tire & Rubber
              Company
              7.857%, 08/15/11                                         2,450,000
  7,000,000   Houghton Mifflin Company<>
              9.875%, 02/01/13                                         7,516,250
  3,000,000   Intrawest Corp.<>
              7.500%, 10/15/13                                         3,052,500
  4,875,000   Reader's Digest Association,
              Inc.<>
              6.500%, 03/01/11                                         4,789,687
  5,700,000   WCI Communities, Inc.
              7.875%, 10/01/13                                         5,400,750
                                                                    ------------
                                                                      27,990,437
                                                                    ------------
              CONSUMER STAPLES (2.3%)
  6,800,000   Spectrum Brands, Inc.<>
              8.500%, 10/01/13                                         5,967,000
                                                                    ------------
              HEALTH CARE (7.3%)
  7,500,000   HCA, Inc.<>
              6.250%, 02/15/13                                         7,542,833
  4,600,000   Omnicare, Inc.
              6.125%, 06/01/13                                         4,542,500
  7,000,000   Valeant Pharmaceuticals
              International
              7.000%, 12/15/11                                         6,912,500
                                                                    ------------
                                                                      18,997,833
                                                                    ------------
                 TOTAL CORPORATE BONDS                                52,955,270
                                                                    ------------

NUMBER OF
CONTRACTS                                                                 VALUE
---------                                                                -------
OPTIONS (10.7%)
            CONSUMER DISCRETIONARY (2.1%)
      750   Apollo Group, Inc.#
            Call, 01/20/07, Strike $65.00                                495,000
    2,100   AutoNation, Inc.#
            Put, 01/20/07, Strike $20.00                                 189,000
    2,200   Barnes & Noble, Inc.#
            Put, 01/20/07, Strike $35.00                                 335,500
      700   Best Buy Co., Inc.#
            Call, 01/19/08, Strike $47.50                                553,000
            eBay, Inc.#
    1,000   Call, 01/20/07, Strike $57.50                                187,500

                See accompanying Notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                                VALUE
---------                                                             ----------
      550   Call, 01/20/07, Strike $42.50                             $  396,000
      500   Call, 01/20/07, Strike $40.00                                440,000
      350   Getty Images, Inc.#
            Call, 01/19/08, Strike $90.00                                630,000
            Harley-Davidson, Inc.#
    1,200   Call, 01/20/07, Strike $60.00                                372,000
      600   Call, 01/19/08, Strike $50.00                                615,000
      500   Lear Corp.#
            Call, 01/21/06, Strike $55.00                                  1,250
    1,000   Omnicom Group#
            Put, 01/20/07, Strike $80.00                                 350,000
    3,000   Sirius Satellite Radio, Inc.#
            Call, 01/19/08, Strike $7.50                                 585,000
    1,800   YUM! Brands, Inc.#
            Call, 01/20/07, Strike $55.00                                450,000
                                                                      ----------
                                                                       5,599,250
                                                                      ----------
            ENERGY (1.0%)
      850   Baker-Hughes, Inc.#
            Call, 01/19/08, Strike $60.00                              1,028,500
    1,450   Pride International, Inc.#
            Put, 01/20/07, Strike $25.00                                 199,375
    1,500   Weatherford International, Ltd.#
            Call, 01/19/08, Strike $35.00                              1,252,500
                                                                      ----------
                                                                       2,480,375
                                                                      ----------
            FINANCIALS (1.2%)
      365   Bear Stearns & Company#
            Call, 01/19/08, Strike $105.00                               921,625
      600   Franklin Resources, Inc.#
            Call, 01/20/07, Strike $95.00                                654,000
      955   Knight Capital Group, Inc.#
            Call, 07/22/06, Strike $10.00                                105,050
      365   Lehman Brothers Holdings, Inc.#
            Call, 01/19/08, Strike $120.00                             1,023,825
      700   optionsXpress Holdings, Inc.#
            Call, 01/20/07, Strike $25.00                                315,000
                                                                      ----------
                                                                       3,019,500
                                                                      ----------
            HEALTH CARE (2.0%)
      965   Abgenix, Inc.#
            Call, 01/19/08, Strike $12.50                                887,800
      335   Allergan, Inc.#
            Call, 01/19/08, Strike $100.00                               829,125
    1,250   Biovail Corp.#
            Call, 01/19/08, Strike $25.00                                625,000
    1,000   Boston Scientific Corp.#
            Call, 01/21/06, Strike $40.00                                  2,500
            Celera Genomics Group#
    1,100   Call, 01/21/06, Strike $15.00                                  8,250
    1,000   Call, 01/20/07, Strike $12.50                                127,500
            Emdeon Corp.#
    2,000   Call, 01/19/08, Strike $10.00                                360,000
      600   Call, 01/20/07, Strike $7.50                                 132,000
    1,200   HCA, Inc.#
            Call, 01/20/07, Strike $55.00                                444,000
      650   IDEXX Laboratories, Inc.#
            Call, 01/20/07, Strike $70.00                                633,750
      450   McKesson Corp.#
            Call, 01/19/08, Strike $50.00                                472,500
      420   Neurocrine Biosciences, Inc.#
            Call, 01/19/08, Strike $60.00                             $  730,800
                                                                      ----------
                                                                       5,253,225
                                                                      ----------
            INDUSTRIALS (0.5%)
      650   Monster Worldwide, Inc.#
            Call, 01/19/08, Strike $40.00                                685,750
    2,150   Quanta Services, Inc.#
            Call, 01/19/08, Strike $12.50                                731,000
                                                                      ----------
                                                                       1,416,750
                                                                      ----------
            INFORMATION TECHNOLOGY (3.8%)
    1,000   Broadcom Corp.#
            Call, 01/20/07, Strike $45.00                                898,000
            Cirrus Logic, Inc.#
    2,600   Call, 01/19/08, Strike $7.50                                 396,500
      500   Call, 01/20/07, Strike $7.50                                  45,000
    1,700   Citrix Systems, Inc.#
            Call, 01/19/08, Strike $30.00                                977,500
    1,600   CNET Networks, Inc.#
            Call, 07/22/06, Strike $15.00                                260,000
    1,500   Corning, Inc.#
            Call, 01/19/08, Strike $20.00                                750,000
      500   Cymer, Inc.#
            Call, 05/20/06, Strike $35.00                                202,500
      650   Fair Isaac Corp.#
            Call, 01/19/08, Strike $45.00                                539,500
      660   FLIR Systems, Inc.#
            Call, 01/20/07, Strike $30.00                                102,300
    1,500   Hewlett Packard#
            Call, 01/19/08, Strike $25.00                              1,095,000
      550   Internet Security Systems, Inc.#
            Call, 01/19/08, Strike $25.00                                203,500
    5,000   LSI Logic Corp.#
            Call, 01/20/07, Strike $10.00                                362,500
    3,500   Lucent Technologies, Inc.#
            Call, 01/21/06, Strike $5.00                                   3,500
    3,300   Micron Technology, Inc.#
            Call, 01/20/07, Strike $15.00                                462,000
    1,800   Novell, Inc.#
            Call, 01/19/08, Strike $7.50                                 504,000
    1,300   NVIDIA Corp.#
            Call, 01/20/07, Strike $35.00                                962,000
    1,200   Redback Networks, Inc.#
            Call, 01/19/08, Strike $12.50                                564,000
      250   Research In Motion, Ltd.#
            Call, 01/19/08, Strike $60.00                                561,250
      500   RF Micro Devices, Inc.#
            Call, 01/21/06, Strike $12.50                                  1,250
    1,300   Sybase, Inc.#
            Call, 01/20/07, Strike $20.00                                487,500
    2,000   Tellabs, Inc.#
            Call, 01/19/08, Strike $10.00                                580,000
                                                                      ----------
                                                                       9,957,800
                                                                      ----------
            MATERIALS (0.1%)
    1,000   Monsanto Company#
            Put, 01/20/07, Strike $65.00                                 355,000
                                                                      ----------

                See accompanying Notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
CONTRACTS                                                               VALUE
---------                                                            -----------
            TOTAL OPTIONS                                            $28,081,900
                                                                     -----------
            TOTAL SYNTHETIC
            CONVERTIBLE
            SECURITIES
            (Cost $92,678,136)                                        81,037,170
                                                                     -----------

NUMBER OF
  SHARES                                                                 VALUE
---------                                                             ----------
CONVERTIBLE PREFERRED STOCKS (7.5%)
            CONSUMER DISCRETIONARY (4.1%)
  390,000   Ford Motor Company Capital
            Trust II <>
            6.500%                                                    10,764,000
                                                                      ----------
            INDUSTRIALS (3.4%)
   70,550   Northrop Grumman Corp. <>
            7.000%                                                     8,971,844
                                                                      ----------
            TOTAL CONVERTIBLE
            PREFERRED STOCKS
            (Cost $24,467,339)                                        19,735,844
                                                                      ----------
COMMON STOCKS (3.3%)
            CONSUMER DISCRETIONARY (2.1%)
   53,000   AutoNation, Inc.#                                          1,151,690
   44,000   Barnes & Noble, Inc.                                       1,877,480
   30,000   Omnicom Group, Inc.                                        2,553,900
                                                                      ----------
                                                                       5,583,070
                                                                      ----------
            ENERGY (0.3%)
   24,800   Pride International, Inc.#                                   762,600
                                                                      ----------
            MATERIALS (0.9%)
   30,000   Monsanto Company                                           2,325,900
                                                                      ----------
            TOTAL COMMON
            STOCKS
            (Cost $7,469,707)                                          8,671,570
                                                                      ----------

 PRINCIPAL
   AMOUNT                                                               VALUE
-----------                                                          -----------
GOVERNMENT AGENCY SECURITIES (14.9%)
              CONSUMER DISCRETIONARY (14.9%)
              Federal Home Loan Mortgage Corp.
$13,250,000   3.625%, 02/15/08                                        12,961,773
 13,250,000   2.750%, 03/15/08                                        12,719,404
 13,250,000   Federal National Mortgage
              Association
              4.625%, 01/15/08                                        13,227,541
                                                                     -----------
              TOTAL GOVERNMENT
              AGENCY SECURITIES
              (Cost $38,958,517)                                      38,908,718
                                                                     -----------
TOTAL INVESTMENTS (96.9%)
(Cost $267,479,346)                                                  253,304,808
                                                                     -----------

NUMBER OF
  SHARES                                                               VALUE
---------                                                          ------------
COMMON STOCKS SOLD SHORT (-45.3%)
            CONSUMER DISCRETIONARY (-13.4%)
 (33,750)   Apollo Group, Inc.                                       (2,040,524)
 (35,000)   Best Buy Company, Inc.                                   (1,521,800)
 (35,650)   CSK Auto, Inc.                                         $   (537,602)
 (60,000)   Dick's Sporting Goods, Inc.                              (1,994,400)
 (71,750)   eBay, Inc.                                               (3,103,188)
(600,500)   Ford Motor Company                                       (4,635,860)
 (15,750)   Getty Images, Inc.                                       (1,406,003)
 (54,000)   Harley-Davidson, Inc.                                    (2,780,460)
(163,000)   JAKKS Pacific, Inc.                                      (3,413,220)
(110,000)   Lamar Advertising Company                                (5,075,400)
 (48,250)   Lithia Motors, Inc.                                      (1,516,980)
 (59,300)   Navigant International, Inc.                               (643,405)
 (49,500)   Pantry, Inc.                                             (2,326,005)
(120,000)   Sirius Satellite Radio, Inc.                               (804,000)
 (70,000)   YUM! Brands, Inc.                                        (3,281,600)
                                                                   ------------
                                                                    (35,080,447)
                                                                   ------------
            ENERGY (-3.2%)
 (29,750)   Baker Hughes, Inc.                                       (1,808,204)
(234,000)   Hanover Compressor Company                               (3,301,740)
 (52,500)   Weatherford International, Ltd.                          (1,900,500)
 (89,500)   Willbros Group, Inc.                                     (1,292,380)
                                                                   ------------
                                                                     (8,302,824)
                                                                   ------------
            FINANCIALS (-6.5%)
(489,600)   American Equity Investment Life
            Holding Company                                          (6,389,280)
 (18,250)   Bear Stearns & Company                                   (2,108,423)
 (59,200)   CompuCredit Corp.                                        (2,278,016)
 (27,000)   Encore Capital Group, Inc.                                 (468,450)
 (24,000)   Franklin Resources, Inc.                                 (2,256,240)
 (38,200)   Knight Capital Group, Inc.                                 (377,798)
 (18,200)   Lehman Brothers Holdings, Inc.                           (2,332,694)
 (31,500)   optionsXpress Holdings, Inc.                               (773,325)
                                                                   ------------
                                                                    (16,984,226)
                                                                   ------------
            HEALTH CARE (-7.6%)
 (52,800)   Abgenix, Inc.                                            (1,135,727)
 (12,000)   Allergan, Inc.                                           (1,295,520)
 (56,250)   Biovail Corp.                                            (1,334,813)
 (42,000)   Celera Genomics Group                                      (460,320)
 (61,000)   Conmed Corp.                                             (1,443,260)
 (40,200)   Edwards Lifesciences Corp.                               (1,672,722)
 (78,630)   Emdeon Corp.                                               (665,210)
(102,100)   Encysive Pharmaceuticals, Inc.                             (805,569)
 (34,000)   HCA, Inc.                                                (1,717,000)
 (76,000)   Henry Schein, Inc.                                       (3,316,640)
 (30,550)   IDEXX Laboratories, Inc.                                 (2,198,989)
 (18,000)   McKesson Corp.                                             (928,620)
 (21,000)   Neurocrine Biosciences, Inc.                             (1,317,330)
 (60,000)   OSI Pharmaceuticals, Inc.                                (1,682,400)
                                                                   ------------
                                                                    (19,974,120)
                                                                   ------------
            INDUSTRIALS (-5.0%)
 (71,100)   Alliant Techsystems, Inc.                                (5,415,687)
 (25,500)   GATX Corp.                                                 (920,040)
 (32,500)   Monster Worldwide, Inc.                                  (1,326,650)
 (62,105)   Northrop Grumman Corp.                                   (3,733,132)
(129,000)   Quanta Services, Inc.                                    (1,698,930)
                                                                   ------------
                                                                    (13,094,439)
                                                                   ------------
            INFORMATION TECHNOLOGY (-9.2%)
 (42,000)   Broadcom Corp.                                           (1,980,300)
(134,000)   Cirrus Logic, Inc.                                         (895,120)
 (81,600)   Citrix Systems, Inc.                                     (2,348,448)
 (80,000)   CNET Networks, Inc.                                      (1,175,200)

               See accompanying Notes to Schedule of Investments

                               MARKET NEUTRAL FUND

SCHEDULE OF INVESTMENTS DECEMBER 31, 2005 (UNAUDITED)

NUMBER OF
  SHARES                                                               VALUE
---------                                                         -------------
 (52,500)   Corning, Inc.                                         $  (1,032,150)
 (26,000)   Cymer, Inc.                                                (923,260)
 (32,500)   Fair Isaac Corp.                                         (1,435,525)
 (37,000)   Flextronics International, Ltd.                            (386,280)
 (82,500)   Hewlett-Packard Company                                  (2,361,975)
 (22,000)   Internet Security Systems, Inc.                            (460,900)
(150,000)   LSI Logic Corp.                                          (1,200,000)
(132,000)   Micron Technology, Inc.                                  (1,756,920)
 (72,000)   Novell, Inc.                                               (635,760)
 (52,000)   NVIDIA Corp.                                             (1,901,120)
(187,500)   On Semiconductor Corp.                                   (1,036,875)
 (62,000)   Redback Networks, Inc.                                     (871,720)
 (13,750)   Research In Motion, Ltd.                                   (907,638)
 (65,000)   Sybase, Inc.                                             (1,420,900)
(110,000)   Tellabs, Inc.                                            (1,199,000)
                                                                  -------------
                                                                    (23,929,091)
                                                                  -------------
            TELECOMMUNICATION SERVICES (-0.4%)
(146,500)   Dobson Communications Corp.                              (1,098,750)
                                                                  -------------
            TOTAL COMMON
            STOCKS SOLD SHORT
            (Cost $112,125,972)                                    (118,463,897)
                                                                  -------------
OTHER ASSETS, LESS LIABILITIES
(48.4%)                                                             126,444,537
                                                                  -------------
NET ASSETS (100.0%)                                               $ 261,285,448
                                                                  -------------

NOTES TO SCHEDULE OF INVESTMENTS

* 144A securities are those that are exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are generally issued to qualified institutional buyers ("QIBs"), such as the Fund. Any resale of these securities must generally be effected through a sale that is exempt from registration (e.g. a sale to another QIB), or the security must be registered for public sale. At December 31, 2005, the market value of 144A securities that could not be exchanged to the registered form is $15,977,500 or 6.1% of net assets.

#    Non-income producing security.

<>   Security, or portion of security, is held in a segregated account as collateral for securities sold short aggregating a total market value of $115,299,607.

               See accompanying Notes to Schedules of Investments

                        NOTES TO SCHEDULES OF INVESTMENTS
                                   (unaudited)

NOTE 1

PORTFOLIO VALUATION. In computing the net asset value of the Funds, portfolio securities that are traded on a securities exchange in the United States, except an option security, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price ("NOCP"), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty's price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of the fair value of the security, the security is priced at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Funds' may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees' guidelines, materially affected by events occurring before the Funds' pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the New York Stock Exchange ("NYSE") is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund's net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                  (unaudited)

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME. Short-term investment transactions are recorded on a trade date basis. Long-term investment transactions are recorded on a trade date plus one basis, except for fiscal quarter ends, which are recorded on trade date. Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income is recognized using the accrual method and includes accretion of original issue and market discount and amortization of premium. Dividend income is recognized on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the information becomes available.

FOREIGN CURRENCY TRANSLATION. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign currency gains or losses arise from disposition of foreign currency, the difference in the foreign exchange rates between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the ex-date or accrual date and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and other assets and liabilities denominated in foreign currencies held at period end.

OPTION TRANSACTIONS. For hedging and investment purposes, the Funds may purchase or write (sell) put and call options. One of the risks associated with purchasing an option, is that each Fund pays a premium whether or not the option is exercised. Additionally, each Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When a Fund writes an option, an amount equal to the premium received by a Fund is recorded as a liability and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by a Fund on the expiration date as realized gains from written options. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether a Fund has realized a gain or loss. If a written put option is exercised, the premium reduces the cost basis of the securities purchased by a Fund. A Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

                        NOTES TO SCHEDULES OF INVESTMENTS
                                  (unaudited)

NOTE 2

INVESTMENTS. The following information is presented on an income tax basis as of December 31, 2005. Differences between amounts for financial statements and Federal income tax purposes are primarily due to timing differences.

The cost basis of investments for Federal income tax purposes at December 31, 2005 was as follows:

                                                            INTERNATIONAL     GLOBAL
                      GROWTH       BLUE CHIP      VALUE         GROWTH      GROWTH AND
                       FUND           FUND         FUND          FUND      INCOME FUND
                  --------------  -----------  -----------  -------------  -----------
Cost basis of
investments       18,112,338,397  120,646,841  125,931,710   138,621,946   494,784.490
                  --------------  -----------  -----------   -----------   -----------

Gross unrealized
   appreciation    3,611,965,379   17,806,513   13,730,052    22,231,292    73,545,929
Gross unrealized
   depreciation     (234,896,910)  (3,883,154)  (1,764,465)   (1,337,390)   (5,890,806)
                  --------------  -----------  -----------   -----------   -----------
Net unrealized
appreciation
   (depreciation)  3,377,068,469   13,923,359   11,965,587    20,893,902    67,655,123
                  ==============  ===========  ===========   ===========   ===========

                                     HIGH                      MARKET
                    GROWTH AND      YIELD     CONVERTIBLE     NEUTRAL
                   INCOME FUND       FUND         FUND         FUND*
                  -------------  -----------  -----------  ------------
Cost basis of
investments       5,569,276,885  242,176,538  996,610,134   274,197,408
                  -------------  -----------  -----------   -----------

Gross unrealized
   appreciation     781,544,340   12,204,375  104,538,333    10,843,666
Gross unrealized
   depreciation     (67,918,260)  (4,333,911) (14,831,619)  (31,736,266)
                  -------------  -----------  -----------   -----------
Net unrealized
appreciation
   (depreciation)   713,626,080    7,870,464   89,706,714   (20,892,600)
                  =============  ===========  ===========   ===========

*    Cost basis of investments for Market Neutral is net of short positions.

NOTE 3

FORWARD FOREIGN CURRENCY CONTRACTS. Each Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward exchange rates and an unrealized gain or loss is recorded. The Fund realizes a gain or loss upon settlement of the contracts. The counterparty to all forward foreign currency contracts at December 31, 2005, was a multinational bank.

As of December 31, 2005, the Global Growth and Income Fund had the following open forward foreign currency contracts:

                        SETTLEMENT      LOCAL         CURRENT      UNREALIZED
                           DATE        CURRENCY        VALUE      GAIN (LOSS)
                        ----------  -------------   -----------   -----------
Short Contracts
Australian Dollar         1/25/06      13,630,000   $ 9,890,333   $  299,822
Brazilian Real            1/26/06       3,557,000     1,509,957       30,561
British Pound Sterling    1/26/06      19,497,000    33,533,048    1,001,916
Canadian Dollar           1/26/06       2,100,000     1,808,377      (17,378)
Danish Krone              1/26/06      21,589,000     3,431,647      (23,417)
Euro                      1/26/06      47,815,000    56,685,215    1,083,180
Hong Kong Dollar          1/26/06      88,570,000    11,425,441       (4,861)
Hungarian Forint          1/26/06   1,066,951,000     5,000,975      106,175
Indian Rupee              1/26/06     417,148,000     9,257,670     (119,608)
Japanese Yen              1/26/06   9,617,279,000    81,837,989    1,855,502
Mexican Peso              1/26/06      68,747,000     6,445,830      (31,118)
Singapore Dollar          1/26/06       2,645,000     1,592,887      (20,242)
Swedish Krona             1/26/06      32,348,000     4,082,920       24,038
Swiss Franc               1/26/06      38,620,000    29,483,243      938,011
Taiwanese Dollar          1/26/06     320,384,000     9,812,397     (217,000)
                                                                  ----------
                                                                  $4,905,581
                                                                  ==========

                       NOTES TO SCHEDULES OF INVESTMENTS
                                  (unaudited)


As of December 31, 2005, the Convertible Fund had the following open forward foreign currency contracts:

                         SETTLEMENT      LOCAL       CURRENT     UNREALIZED
                            DATE       CURRENCY       VALUE     GAIN (LOSS)
                         ----------   ----------   ----------   -----------
Short Contracts
British Pound Sterling     1/26/06    13,625,000   23,433,747       782,142
Euro                       1/26/06     8,310,000    9,851,597       258,141
Swiss Franc                1/26/06    17,555,000   13,401,821       421,743
                                                                 ----------
                                                                 $1,462,026
                                                                 ==========

NOTE 4

SECURITIES LENDING. During the period ended December 31, 2005, the Funds loaned certain of their securities to broker-dealers and banks. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Funds. The Funds continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and also receive an additional return that may be in the form of a fixed fee or a percentage of the collateral. The Funds may pay reasonable fees to persons unaffiliated with the Funds for services in arranging these loans. The Funds have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days. The Funds do not have the right to vote the securities during the existence of the loan but could call the loan in an attempt to permit voting of the securities in certain circumstances. Upon return of the securities loaned, the cash or cash equivalent collateral will be returned to the borrower. In the event of bankruptcy or other default of the borrower, the Funds could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Funds seek to enforce their rights thereto, (b) possible subnormal levels of income and lack of access to income during

                        NOTES TO SCHEDULES OF INVESTMENTS
                                  (unaudited)

this period, and (c) the expenses of enforcing their rights. In an effort to reduce these risks, Calamos Advisors LLC and the security lending agent will monitor the creditworthiness of the firms to which the Funds lend securities. At December 31, 2005, the Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, and Convertible Fund had securities valued at $3,161,227,685, $12,095,304, $18,679,754, $36,719,022,
$545,990,036, $34,410,621, and, $117,466,422, respectively, on loan to broker-dealers and banks and Growth Fund, Blue Chip Fund, Value Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund and Convertible Fund had received $3,272,263,988, $12,472,898, $19,320,550, $37,612,948,
$562,018,390, $35,223,967 and $120,693,606, respectively, in cash collateral.

ITEM 2. CONTROLS AND PROCEDURES.

a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)   Certification of Principal Executive Officer.

(b)   Certification of Principal Financial Officer.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
      --------------------------------------------------------------------

Name: John P. Calamos, Sr.
Title: Principal Executive Officer
Date: February 21, 2006

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Investment Trust

By:   /s/ John P. Calamos, Sr.
      --------------------------------------------------------------------

Name:  John P. Calamos, Sr.
Title: Principal Executive Officer
Date:  February 21, 2006

By:   /s/ Patrick H. Dudasik
      --------------------------------------------------------------------

Name:  Patrick H. Dudasik
Title: Principal Financial Officer
Date:  February 21, 2006